                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.........................      12
Statement of Operations.....................................      18
Statement of Changes in Net Assets..........................      24
Notes to Financial Statements...............................      32
Report of Independent Registered Public Accounting Firm.....      48

The Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Service Class
  Capital Appreciation Portfolio - Service Class
  Cash Management Portfolio
  Common Stock Portfolio - Service Class
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Service Class
  Developing Growth Portfolio - Service Class
  Floating Rate - Service Class
  Government Portfolio - Service Class
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Service Class
  ICAP Select Equity Portfolio - Service Class (formerly
    known as Basic Value Portfolio - Service Class)
  Income & Growth Portfolio - Service Class
  International Equity Portfolio - Service Class
  Large Cap Growth Portfolio - Service Class
  Mid Cap Core Portfolio - Service Class
  Mid Cap Growth Portfolio - Service Class
  Mid Cap Value Portfolio - Service Class
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Service Class
  Small Cap Growth Portfolio - Service Class
  Total Return Portfolio - Service Class
  Value Portfolio - Service Class
Alger American Small Capitalization - Class S Shares
Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus Technology Growth - Service Shares
Fidelity(R) VIP Contrafund(R) - Service Class 2
Fidelity(R) VIP Equity-Income - Service Class 2
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
MFS(R) Investors Trust Series - Service Class
MFS(R) Research Series - Service Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth - Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2006 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2007

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006(1)

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
                                                          INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares       5/1/02      9/29/03
Calvert Social Balanced Portfolio                           9/2/86      9/29/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares            12/29/00      9/29/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00      9/29/03
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00      9/29/03
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00      9/29/03
Janus Aspen Series Balanced -- Service Shares             12/31/99      9/29/03
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99      9/29/03
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Bond -- Service Class                           6/2/03      9/29/03
MainStay VP Capital Appreciation -- Service Class           6/2/03      9/29/03
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                 1/29/93      9/29/03
MainStay VP Common Stock -- Service Class                   6/2/03      9/29/03
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Service Class                    6/2/03      9/29/03
MainStay VP Developing Growth -- Service Class              6/2/03      9/29/03
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Service Class                     6/2/03      9/29/03
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03      9/29/03
MainStay VP ICAP Select Equity -- Service Class(6)          6/2/03      9/29/03
MainStay VP Income & Growth -- Service Class                6/2/03      9/29/03
MainStay VP International Equity -- Service Class           6/2/03      9/29/03
MainStay VP Large Cap Growth -- Service Class               6/2/03      9/29/03
MainStay VP Mid Cap Core -- Service Class                   6/2/03      9/29/03
MainStay VP Mid Cap Growth -- Service Class                 6/2/03      9/29/03
MainStay VP Mid Cap Value -- Service Class                  6/2/03      9/29/03
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class               6/2/03      9/29/03
MainStay VP Small Cap Growth -- Service Class               6/2/03      9/29/03
MainStay VP Total Return -- Service Class                   6/2/03      9/29/03
MainStay VP Value -- Service Class                          6/2/03      9/29/03
MFS(R) Investors Trust Series -- Service Class              5/1/00      9/29/03
MFS(R) Research Series -- Service Class                     5/1/00      9/29/03
MFS(R) Utilities Series -- Service Class                    5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03       5/1/04
Royce Micro-Cap Portfolio -- Investment Class             12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class             12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                   4/30/02      9/29/03
Van Eck Worldwide Hard Assets                               9/1/89      9/29/03
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03      9/29/03
Victory VIF Diversified Stock -- Class A Shares             7/1/99       5/1/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                                 appear in
                                                               parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      19.73     17.53       N/A       N/A        19.94
Calvert Social Balanced Portfolio                           8.77      7.55      5.45      6.30         8.27
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        19.36     15.52     15.06       N/A        13.08
Dreyfus IP Technology Growth -- Service Shares              4.04      2.57     (0.36)      N/A         5.94
Fidelity(R) VIP Contrafund(R) -- Service Class 2           11.43     14.39     11.65     10.97        16.79
Fidelity(R) VIP Equity-Income -- Service Class 2           19.93     12.09      8.69      8.96        14.13
Fidelity(R) VIP Mid Cap -- Service Class 2                 12.40     18.25     15.52       N/A        22.11
Janus Aspen Series Balanced -- Service Shares              10.41      8.78      6.44       N/A        10.14
Janus Aspen Series Worldwide Growth -- Service Shares      17.94      9.18      3.64       N/A        10.85
MainStay VP Balanced -- Service Class                      10.42       N/A       N/A       N/A         9.24
MainStay VP Bond -- Service Class                           4.29      3.33      4.67      5.78         3.52
MainStay VP Capital Appreciation -- Service Class           4.19      5.38      0.45      4.00         8.25
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                  4.61      2.80      2.08      3.55         2.62
MainStay VP Common Stock -- Service Class                  16.18     11.34      5.62      8.06        14.16
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A         6.70
MainStay VP Convertible -- Service Class                   10.16      7.43      6.79      8.12         9.58
MainStay VP Developing Growth -- Service Class             12.36      9.84      5.34       N/A        11.76
MainStay VP Floating Rate -- Service Class                  5.71       N/A       N/A       N/A         4.58
MainStay VP Government -- Service Class                     3.80      2.98      3.99      5.36         3.00
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        12.17
MainStay VP High Yield Corporate Bond -- Service Class     11.76      8.86     12.31      8.61        10.54
MainStay VP ICAP Select Equity -- Service Class(6)         19.00     11.63      6.44       N/A        13.30
MainStay VP Income & Growth -- Service Class               16.57     11.03      7.12       N/A        12.76
MainStay VP International Equity -- Service Class          31.00     18.22     15.36      8.95        21.42
MainStay VP Large Cap Growth -- Service Class               6.97      2.76     (0.15)      N/A         4.18
MainStay VP Mid Cap Core -- Service Class                  14.67     17.34     13.66       N/A        18.52
MainStay VP Mid Cap Growth -- Service Class                 8.97     15.89      9.88       N/A        19.21
MainStay VP Mid Cap Value -- Service Class                 13.77     12.04      9.04       N/A        15.31
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         8.44
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        10.07
MainStay VP S&P 500 Index(5) -- Service Class              15.16      9.87      5.64      7.87        12.54
MainStay VP Small Cap Growth -- Service Class               6.06      6.31      4.51       N/A        10.60
MainStay VP Total Return -- Service Class                   9.23      7.16      4.11      6.10         8.72
MainStay VP Value -- Service Class                         18.58     11.73      6.89      7.19        15.07
MFS(R) Investors Trust Series -- Service Class             12.69     10.25      5.18       N/A        11.50
MFS(R) Research Series -- Service Class                    10.20     11.06      5.10       N/A        12.30
MFS(R) Utilities Series -- Service Class                   30.96     25.62     15.69       N/A        30.39
Neuberger Berman AMT Mid-Cap Growth -- Class S             14.47     14.64       N/A       N/A        17.84
Royce Micro-Cap Portfolio -- Investment Class              21.07     15.44     14.86     17.39        26.75
Royce Small-Cap Portfolio -- Investment Class              15.57     16.56     14.00     15.67        17.24
T. Rowe Price Equity Income Portfolio-II                   18.65     12.14       N/A       N/A        15.18
Van Eck Worldwide Hard Assets                              24.49     32.78     26.97     10.46        36.17
Van Kampen UIF Emerging Markets Equity -- Class II         37.17     31.17       N/A       N/A        35.01
Victory VIF Diversified Stock -- Class A Shares            13.68     10.68      6.56       N/A        12.93
--------------------------------------------------------------------------------
                                                                 Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      11.73     15.56       N/A       N/A        18.50
Calvert Social Balanced Portfolio                           0.94      5.19      4.46      6.30         6.37
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        11.36     13.49     14.36       N/A         9.68
Dreyfus IP Technology Growth -- Service Shares             (3.45)     0.05     (1.46)      N/A         4.02
Fidelity(R) VIP Contrafund(R) -- Service Class 2            3.43     12.32     10.86     10.97        15.26
Fidelity(R) VIP Equity-Income -- Service Class 2           11.93      9.93      7.82      8.96        12.48
Fidelity(R) VIP Mid Cap -- Service Class 2                  4.40     16.31     14.83       N/A        20.72
Janus Aspen Series Balanced -- Service Shares               2.46      6.48      5.49       N/A         8.39
Janus Aspen Series Worldwide Growth -- Service Shares       9.94      6.89      2.58       N/A         9.09
MainStay VP Balanced -- Service Class                       2.47       N/A       N/A       N/A         4.63
MainStay VP Bond -- Service Class                          (3.22)     0.79      3.65      5.78         1.47
MainStay VP Capital Appreciation -- Service Class          (3.31)     2.92     (0.66)     4.00         6.42
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                 (2.92)     0.27      0.95      3.55         0.58
MainStay VP Common Stock -- Service Class                   8.18      9.15      4.64      8.06        12.54
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (0.98)
MainStay VP Convertible -- Service Class                    2.23      5.06      5.85      8.12         7.80
MainStay VP Developing Growth -- Service Class              4.36      7.59      4.35       N/A        10.05
MainStay VP Floating Rate -- Service Class                 (1.90)      N/A       N/A       N/A        (0.01)
MainStay VP Government -- Service Class                    (3.67)     0.45      2.95      5.36         0.95
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A         4.17
MainStay VP High Yield Corporate Bond -- Service Class      3.76      6.57     11.55      8.61         8.79
MainStay VP ICAP Select Equity -- Service Class(6)         11.00      9.44      5.49       N/A        11.59
MainStay VP Income & Growth -- Service Class                8.57      8.82      6.20       N/A        11.05
MainStay VP International Equity -- Service Class          23.00     16.28     14.67      8.95        20.01
MainStay VP Large Cap Growth -- Service Class              (0.73)     0.23     (1.25)      N/A         2.15
MainStay VP Mid Cap Core -- Service Class                   6.67     15.37     12.93       N/A        17.02
MainStay VP Mid Cap Growth -- Service Class                 1.12     13.87      9.04       N/A        17.74
MainStay VP Mid Cap Value -- Service Class                  5.77      9.87      8.18       N/A        13.72
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         0.63
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A         2.14
MainStay VP S&P 500 Index(5) -- Service Class               7.16      7.61      4.66      7.87        10.87
MainStay VP Small Cap Growth -- Service Class              (1.58)     3.89      3.48       N/A         8.86
MainStay VP Total Return -- Service Class                   1.36      4.79      3.06      6.10         6.90
MainStay VP Value -- Service Class                         10.58      9.55      5.96      7.19        13.48
MFS(R) Investors Trust Series -- Service Class              4.69      8.01      4.18       N/A         9.77
MFS(R) Research Series -- Service Class                     2.26      8.86      4.10       N/A        10.60
MFS(R) Utilities Series -- Service Class                   22.96     23.90     15.01       N/A        28.38
Neuberger Berman AMT Mid-Cap Growth -- Class S              6.47     12.57       N/A       N/A        15.46
Royce Micro-Cap Portfolio -- Investment Class              13.07     13.40     14.16     17.39        22.60
Royce Small-Cap Portfolio -- Investment Class               7.57     14.56     13.28     15.67        12.87
T. Rowe Price Equity Income Portfolio-II                   10.65      9.98       N/A       N/A        13.59
Van Eck Worldwide Hard Assets                              16.49     31.25     26.50     10.46        35.03
Van Kampen UIF Emerging Markets Equity -- Class II         29.17     29.60       N/A       N/A        33.91
Victory VIF Diversified Stock -- Class A Shares             5.68      8.46      5.62       N/A        10.41
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006(1)

(1) The LifeStages(R) Elite Variable Annuity was first offered for sale on September 29, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 338403 CV

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006(1)

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
                                                          INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares       5/1/02     11/15/04
Calvert Social Balanced Portfolio                           9/2/86     11/15/04
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares            12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00     11/15/04
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00     11/15/04
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00     11/15/04
Janus Aspen Series Balanced -- Service Shares             12/31/99     11/15/04
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99     11/15/04
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Bond -- Service Class                           6/2/03     11/15/04
MainStay VP Capital Appreciation -- Service Class           6/2/03     11/15/04
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                 1/29/93     11/15/04
MainStay VP Common Stock -- Service Class                   6/2/03     11/15/04
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Service Class                    6/2/03     11/15/04
MainStay VP Developing Growth -- Service Class              6/2/03     11/15/04
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Service Class                     6/2/03     11/15/04
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03     11/15/04
MainStay VP ICAP Select Equity -- Service Class(6)          6/2/03     11/15/04
MainStay VP Income & Growth -- Service Class                6/2/03     11/15/04
MainStay VP International Equity -- Service Class           6/2/03     11/15/04
MainStay VP Large Cap Growth -- Service Class               6/2/03     11/15/04
MainStay VP Mid Cap Core -- Service Class                   6/2/03     11/15/04
MainStay VP Mid Cap Growth -- Service Class                 6/2/03     11/15/04
MainStay VP Mid Cap Value -- Service Class                  6/2/03     11/15/04
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class               6/2/03     11/15/04
MainStay VP Small Cap Growth -- Service Class               6/2/03     11/15/04
MainStay VP Total Return -- Service Class                   6/2/03     11/15/04
MainStay VP Value -- Service Class                          6/2/03     11/15/04
MFS(R) Investors Trust Series -- Service Class              5/1/00     11/15/04
MFS(R) Research Series -- Service Class                     5/1/00     11/15/04
MFS(R) Utilities Series -- Service Class                    5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03     11/15/04
Royce Micro-Cap Portfolio -- Investment Class             12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class             12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                   4/30/02     11/15/04
Van Eck Worldwide Hard Assets                               9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03     11/15/04
Victory VIF Diversified Stock -- Class A Shares             7/1/99     11/15/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      19.73     17.53       N/A       N/A        19.94
Calvert Social Balanced Portfolio                           8.77      7.55      5.45      6.30         8.27
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        19.36     15.52     15.06       N/A        13.08
Dreyfus IP Technology Growth -- Service Shares              4.04      2.57     (0.36)      N/A         5.94
Fidelity(R) VIP Contrafund(R) -- Service Class 2           11.43     14.39     11.65     10.97        16.79
Fidelity(R) VIP Equity-Income -- Service Class 2           19.93     12.09      8.69      8.96        14.13
Fidelity(R) VIP Mid Cap -- Service Class 2                 12.40     18.25     15.52       N/A        22.11
Janus Aspen Series Balanced -- Service Shares              10.41      8.78      6.44       N/A        10.14
Janus Aspen Series Worldwide Growth -- Service Shares      17.94      9.18      3.64       N/A        10.85
MainStay VP Balanced -- Service Class                      10.42       N/A       N/A       N/A         9.24
MainStay VP Bond -- Service Class                           4.29      3.33      4.67      5.78         3.52
MainStay VP Capital Appreciation -- Service Class           4.19      5.38      0.45      4.00         8.25
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                  4.61      2.80      2.08      3.55         2.62
MainStay VP Common Stock -- Service Class                  16.18     11.34      5.62      8.06        14.16
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A         6.70
MainStay VP Convertible -- Service Class                   10.16      7.43      6.79      8.12         9.58
MainStay VP Developing Growth -- Service Class             12.36      9.84      5.34       N/A        11.76
MainStay VP Floating Rate -- Service Class                  5.71       N/A       N/A       N/A         4.58
MainStay VP Government -- Service Class                     3.80      2.98      3.99      5.36         3.00
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        12.17
MainStay VP High Yield Corporate Bond -- Service Class     11.76      8.86     12.31      8.61        10.54
MainStay VP ICAP Select Equity -- Service Class(6)         19.00     11.63      6.44       N/A        13.30
MainStay VP Income & Growth -- Service Class               16.57     11.03      7.12       N/A        12.76
MainStay VP International Equity -- Service Class          31.00     18.22     15.36      8.95        21.42
MainStay VP Large Cap Growth -- Service Class               6.97      2.76     (0.15)      N/A         4.18
MainStay VP Mid Cap Core -- Service Class                  14.67     17.34     13.66       N/A        18.52
MainStay VP Mid Cap Growth -- Service Class                 8.97     15.89      9.88       N/A        19.21
MainStay VP Mid Cap Value -- Service Class                 13.77     12.04      9.04       N/A        15.31
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         8.44
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        10.07
MainStay VP S&P 500 Index(5) -- Service Class              15.16      9.87      5.64      7.87        12.54
MainStay VP Small Cap Growth -- Service Class               6.06      6.31      4.51       N/A        10.60
MainStay VP Total Return -- Service Class                   9.23      7.16      4.11      6.10         8.72
MainStay VP Value -- Service Class                         18.58     11.73      6.89      7.19        15.07
MFS(R) Investors Trust Series -- Service Class             12.69     10.25      5.18       N/A        11.50
MFS(R) Research Series -- Service Class                    10.20     11.06      5.10       N/A        12.30
MFS(R) Utilities Series -- Service Class                   30.96     25.62     15.69       N/A        30.39
Neuberger Berman AMT Mid-Cap Growth -- Class S             14.47     14.64       N/A       N/A        17.84
Royce Micro-Cap Portfolio -- Investment Class              21.07     15.44     14.86     17.39        26.75
Royce Small-Cap Portfolio -- Investment Class              15.57     16.56     14.00     15.67        17.24
T. Rowe Price Equity Income Portfolio-II                   18.65     12.14       N/A       N/A        15.18
Van Eck Worldwide Hard Assets                              24.49     32.78     26.97     10.46        36.17
Van Kampen UIF Emerging Markets Equity -- Class II         37.17     31.17       N/A       N/A        35.01
Victory VIF Diversified Stock -- Class A Shares            13.68     10.68      6.56       N/A        12.93
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      11.73     15.56       N/A       N/A        18.50
Calvert Social Balanced Portfolio                           0.94      5.19      4.46      6.12         6.37
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        11.36     13.49     14.36       N/A         9.68
Dreyfus IP Technology Growth -- Service Shares             (3.45)     0.05     (1.46)      N/A         4.02
Fidelity(R) VIP Contrafund(R) -- Service Class 2            3.43     12.32     10.86     10.85        15.26
Fidelity(R) VIP Equity-Income -- Service Class 2           11.93      9.93      7.82      8.83        12.48
Fidelity(R) VIP Mid Cap -- Service Class 2                  4.40     16.31     14.83       N/A        20.72
Janus Aspen Series Balanced -- Service Shares               2.46      6.48      5.49       N/A         8.39
Janus Aspen Series Worldwide Growth -- Service Shares       9.94      6.89      2.58       N/A         9.09
MainStay VP Balanced -- Service Class                       2.47       N/A       N/A       N/A         4.63
MainStay VP Bond -- Service Class                          (3.22)     0.79      3.65      5.60         1.47
MainStay VP Capital Appreciation -- Service Class          (3.31)     2.92     (0.66)     3.79         6.42
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                 (2.92)     0.27      0.95      3.33         0.58
MainStay VP Common Stock -- Service Class                   8.18      9.15      4.64      7.91        12.54
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (0.98)
MainStay VP Convertible -- Service Class                    2.23      5.06      5.85      7.97         7.80
MainStay VP Developing Growth -- Service Class              4.36      7.59      4.35       N/A        10.05
MainStay VP Floating Rate -- Service Class                 (1.90)      N/A       N/A       N/A        (0.01)
MainStay VP Government -- Service Class                    (3.67)     0.45      2.95      5.17         0.95
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A         4.17
MainStay VP High Yield Corporate Bond -- Service Class      3.76      6.57     11.55      8.47         8.79
MainStay VP ICAP Select Equity -- Service Class(6)         11.00      9.44      5.49       N/A        11.59
MainStay VP Income & Growth -- Service Class                8.57      8.82      6.20       N/A        11.05
MainStay VP International Equity -- Service Class          23.00     16.28     14.67      8.82        20.01
MainStay VP Large Cap Growth -- Service Class              (0.73)     0.23     (1.25)      N/A         2.15
MainStay VP Mid Cap Core -- Service Class                   6.67     15.37     12.93       N/A        17.02
MainStay VP Mid Cap Growth -- Service Class                 1.12     13.87      9.04       N/A        17.74
MainStay VP Mid Cap Value -- Service Class                  5.77      9.87      8.18       N/A        13.72
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         0.63
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A         2.14
MainStay VP S&P 500 Index(5) -- Service Class               7.16      7.61      4.66      7.72        10.87
MainStay VP Small Cap Growth -- Service Class              (1.58)     3.89      3.48       N/A         8.86
MainStay VP Total Return -- Service Class                   1.36      4.79      3.06      5.92         6.90
MainStay VP Value -- Service Class                         10.58      9.55      5.96      7.03        13.48
MFS(R) Investors Trust Series -- Service Class              4.69      8.01      4.18       N/A         9.77
MFS(R) Research Series -- Service Class                     2.26      8.86      4.10       N/A        10.60
MFS(R) Utilities Series -- Service Class                   22.96     23.90     15.01       N/A        28.38
Neuberger Berman AMT Mid-Cap Growth -- Class S              6.47     12.57       N/A       N/A        15.46
Royce Micro-Cap Portfolio -- Investment Class              13.07     13.40     14.16     17.32        22.60
Royce Small-Cap Portfolio -- Investment Class               7.57     14.56     13.28     15.59        12.87
T. Rowe Price Equity Income Portfolio-II                   10.65      9.98       N/A       N/A        13.59
Van Eck Worldwide Hard Assets                              16.49     31.25     26.50     10.34        35.03
Van Kampen UIF Emerging Markets Equity -- Class II         29.17     29.60       N/A       N/A        33.91
Victory VIF Diversified Stock -- Class A Shares             5.68      8.46      5.62       N/A        10.41
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 1% FOR SINGLE PREMIUM POLICIES) BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006(1)

(1) The LifeStages(R) Premium Plus Elite Variable Annuity was first offered for sale on November 15, 2004. Certain of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Premium Plus Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.90% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Elite Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Elite Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 338403 CV

LIFESTAGES(R) LONGEVITY BENEFIT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006(1)

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
                                                          INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares       5/1/02     10/23/06
Calvert Social Balanced Portfolio                           9/2/86     10/23/06
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     10/23/06
Dreyfus IP Technology Growth -- Service Shares            12/29/00     10/23/06
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00     10/23/06
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00     10/23/06
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00     10/23/06
Janus Aspen Series Balanced -- Service Shares             12/31/99     10/23/06
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99     10/23/06
MainStay VP Balanced -- Service Class                       5/1/05     10/23/06
MainStay VP Bond -- Service Class                           6/2/03     10/23/06
MainStay VP Capital Appreciation -- Service Class           6/2/03     10/23/06
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                 1/29/93     10/23/06
MainStay VP Common Stock -- Service Class                   6/2/03     10/23/06
MainStay VP Conservative Allocation -- Service Class       2/13/06     10/23/06
MainStay VP Convertible -- Service Class                    6/2/03     10/23/06
MainStay VP Developing Growth -- Service Class              6/2/03     10/23/06
MainStay VP Floating Rate -- Service Class                  5/1/05     10/23/06
MainStay VP Government -- Service Class                     6/2/03     10/23/06
MainStay VP Growth Allocation -- Service Class             2/13/06     10/23/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03     10/23/06
MainStay VP ICAP Select Equity -- Service Class(6)          6/2/03     10/23/06
MainStay VP Income & Growth -- Service Class                6/2/03     10/23/06
MainStay VP International Equity -- Service Class           6/2/03     10/23/06
MainStay VP Large Cap Growth -- Service Class               6/2/03     10/23/06
MainStay VP Mid Cap Core -- Service Class                   6/2/03     10/23/06
MainStay VP Mid Cap Growth -- Service Class                 6/2/03     10/23/06
MainStay VP Mid Cap Value -- Service Class                  6/2/03     10/23/06
MainStay VP Moderate Allocation -- Service Class           2/13/06     10/23/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06     10/23/06
MainStay VP S&P 500 Index(5) -- Service Class               6/2/03     10/23/06
MainStay VP Small Cap Growth -- Service Class               6/2/03     10/23/06
MainStay VP Total Return -- Service Class                   6/2/03     10/23/06
MainStay VP Value -- Service Class                          6/2/03     10/23/06
MFS(R) Investors Trust Series -- Service Class              5/1/00     10/23/06
MFS(R) Research Series -- Service Class                     5/1/00     10/23/06
MFS(R) Utilities Series -- Service Class                    5/1/00     10/23/06
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03     10/23/06
Royce Micro-Cap Portfolio -- Investment Class             12/27/96     10/23/06
Royce Small-Cap Portfolio -- Investment Class             12/27/96     10/23/06
T. Rowe Price Equity Income Portfolio-II                   4/30/02     10/23/06
Van Eck Worldwide Hard Assets                               9/1/89     10/23/06
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03     10/23/06
Victory VIF Diversified Stock -- Class A Shares             7/1/99     10/23/06
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares      19.73     17.53       N/A       N/A        19.94
Calvert Social Balanced Portfolio                           8.77      7.55      5.45      6.30         8.27
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        19.36     15.52     15.06       N/A        13.08
Dreyfus IP Technology Growth -- Service Shares              4.04      2.57     (0.36)      N/A         5.94
Fidelity(R) VIP Contrafund(R) -- Service Class 2           11.43     14.39     11.65     10.97        16.79
Fidelity(R) VIP Equity-Income -- Service Class 2           19.93     12.09      8.69      8.96        14.13
Fidelity(R) VIP Mid Cap -- Service Class 2                 12.40     18.25     15.52       N/A        22.11
Janus Aspen Series Balanced -- Service Shares              10.41      8.78      6.44       N/A        10.14
Janus Aspen Series Worldwide Growth -- Service Shares      17.94      9.18      3.64       N/A        10.85
MainStay VP Balanced -- Service Class                      10.42       N/A       N/A       N/A         9.24
MainStay VP Bond -- Service Class                           4.29      3.33      4.67      5.78         3.52
MainStay VP Capital Appreciation -- Service Class           4.19      5.38      0.45      4.00         8.25
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                  4.61      2.80      2.08      3.55         2.62
MainStay VP Common Stock -- Service Class                  16.18     11.34      5.62      8.06        14.16
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A         6.70
MainStay VP Convertible -- Service Class                   10.16      7.43      6.79      8.12         9.58
MainStay VP Developing Growth -- Service Class             12.36      9.84      5.34       N/A        11.76
MainStay VP Floating Rate -- Service Class                  5.71       N/A       N/A       N/A         4.58
MainStay VP Government -- Service Class                     3.80      2.98      3.99      5.36         3.00
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        12.17
MainStay VP High Yield Corporate Bond -- Service Class     11.76      8.86     12.31      8.61        10.54
MainStay VP ICAP Select Equity -- Service Class(6)         19.00     11.63      6.44       N/A        13.30
MainStay VP Income & Growth -- Service Class               16.57     11.03      7.12       N/A        12.76
MainStay VP International Equity -- Service Class          31.00     18.22     15.36      8.95        21.42
MainStay VP Large Cap Growth -- Service Class               6.97      2.76     (0.15)      N/A         4.18
MainStay VP Mid Cap Core -- Service Class                  14.67     17.34     13.66       N/A        18.52
MainStay VP Mid Cap Growth -- Service Class                 8.97     15.89      9.88       N/A        19.21
MainStay VP Mid Cap Value -- Service Class                 13.77     12.04      9.04       N/A        15.31
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         8.44
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        10.07
MainStay VP S&P 500 Index(5) -- Service Class              15.16      9.87      5.64      7.87        12.54
MainStay VP Small Cap Growth -- Service Class               6.06      6.31      4.51       N/A        10.60
MainStay VP Total Return -- Service Class                   9.23      7.16      4.11      6.10         8.72
MainStay VP Value -- Service Class                         18.58     11.73      6.89      7.19        15.07
MFS(R) Investors Trust Series -- Service Class             12.69     10.25      5.18       N/A        11.50
MFS(R) Research Series -- Service Class                    10.20     11.06      5.10       N/A        12.30
MFS(R) Utilities Series -- Service Class                   30.96     25.62     15.69       N/A        30.39
Neuberger Berman AMT Mid-Cap Growth -- Class S             14.47     14.64       N/A       N/A        17.84
Royce Micro-Cap Portfolio -- Investment Class              21.07     15.44     14.86     17.39        26.75
Royce Small-Cap Portfolio -- Investment Class              15.57     16.56     14.00     15.67        17.24
T. Rowe Price Equity Income Portfolio-II                   18.65     12.14       N/A       N/A        15.18
Van Eck Worldwide Hard Assets                              24.49     32.78     26.97     10.46        36.17
Van Kampen UIF Emerging Markets Equity -- Class II         37.17     31.17       N/A       N/A        35.01
Victory VIF Diversified Stock -- Class A Shares            13.68     10.68      6.56       N/A        12.93
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares      11.73     15.56       N/A       N/A        18.50
Calvert Social Balanced Portfolio                           0.94      5.19      4.46      6.12         6.37
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        11.36     13.49     14.36       N/A         9.68
Dreyfus IP Technology Growth -- Service Shares             (3.45)     0.05     (1.46)      N/A         4.02
Fidelity(R) VIP Contrafund(R) -- Service Class 2            3.43     12.32     10.86     10.85        15.26
Fidelity(R) VIP Equity-Income -- Service Class 2           11.93      9.93      7.82      8.83        12.48
Fidelity(R) VIP Mid Cap -- Service Class 2                  4.40     16.31     14.83       N/A        20.72
Janus Aspen Series Balanced -- Service Shares               2.46      6.48      5.49       N/A         8.39
Janus Aspen Series Worldwide Growth -- Service Shares       9.94      6.89      2.58       N/A         9.09
MainStay VP Balanced -- Service Class                       2.47       N/A       N/A       N/A         4.63
MainStay VP Bond -- Service Class                          (3.22)     0.79      3.65      5.60         1.47
MainStay VP Capital Appreciation -- Service Class          (3.31)     2.92     (0.66)     3.79         6.42
MainStay VP Cash Management -- Current 7-day yield is
  4.83%(4)                                                 (2.92)     0.27      0.95      3.33         0.58
MainStay VP Common Stock -- Service Class                   8.18      9.15      4.64      7.91        12.54
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (0.98)
MainStay VP Convertible -- Service Class                    2.23      5.06      5.85      7.97         7.80
MainStay VP Developing Growth -- Service Class              4.36      7.59      4.35       N/A        10.05
MainStay VP Floating Rate -- Service Class                 (1.90)      N/A       N/A       N/A        (0.01)
MainStay VP Government -- Service Class                    (3.67)     0.45      2.95      5.17         0.95
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A         4.17
MainStay VP High Yield Corporate Bond -- Service Class      3.76      6.57     11.55      8.47         8.79
MainStay VP ICAP Select Equity -- Service Class(6)         11.00      9.44      5.49       N/A        11.59
MainStay VP Income & Growth -- Service Class                8.57      8.82      6.20       N/A        11.05
MainStay VP International Equity -- Service Class          23.00     16.28     14.67      8.82        20.01
MainStay VP Large Cap Growth -- Service Class              (0.73)     0.23     (1.25)      N/A         2.15
MainStay VP Mid Cap Core -- Service Class                   6.67     15.37     12.93       N/A        17.02
MainStay VP Mid Cap Growth -- Service Class                 1.12     13.87      9.04       N/A        17.74
MainStay VP Mid Cap Value -- Service Class                  5.77      9.87      8.18       N/A        13.72
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         0.63
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A         2.14
MainStay VP S&P 500 Index(5) -- Service Class               7.16      7.61      4.66      7.72        10.87
MainStay VP Small Cap Growth -- Service Class              (1.58)     3.89      3.48       N/A         8.86
MainStay VP Total Return -- Service Class                   1.36      4.79      3.06      5.92         6.90
MainStay VP Value -- Service Class                         10.58      9.55      5.96      7.03        13.48
MFS(R) Investors Trust Series -- Service Class              4.69      8.01      4.18       N/A         9.77
MFS(R) Research Series -- Service Class                     2.26      8.86      4.10       N/A        10.60
MFS(R) Utilities Series -- Service Class                   22.96     23.90     15.01       N/A        28.38
Neuberger Berman AMT Mid-Cap Growth -- Class S              6.47     12.57       N/A       N/A        15.46
Royce Micro-Cap Portfolio -- Investment Class              13.07     13.40     14.16     17.32        22.60
Royce Small-Cap Portfolio -- Investment Class               7.57     14.56     13.28     15.59        12.87
T. Rowe Price Equity Income Portfolio-II                   10.65      9.98       N/A       N/A        13.59
Van Eck Worldwide Hard Assets                              16.49     31.25     26.50     10.34        35.03
Van Kampen UIF Emerging Markets Equity -- Class II         29.17     29.60       N/A       N/A        33.91
Victory VIF Diversified Stock -- Class A Shares             5.68      8.46      5.62       N/A        10.41
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) LONGEVITY BENEFIT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) LONGEVITY BENEFIT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006(1)

(1) The LifeStages(R) Longevity Benefit Variable Annuity was first offered for sale on October 23, 2006. Certain of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Longevity Benefit Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.35% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Longevity Benefit Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Longevity Benefit Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 335692 CV

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                             INVESTMENT
                                                 PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003  INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                            DATE       DATE(1)
Alger American Small Capitalization -- Class S
  Shares                                           5/1/02       6/7/04
Calvert Social Balanced Portfolio                  9/2/86       6/7/04
Columbia Small Cap Value Fund, Variable
  Series -- Class B Shares                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares   12/29/00       6/7/04
Fidelity(R) VIP Contrafund(R) -- Service Class
  2                                               1/12/00       6/7/04
Fidelity(R) VIP Equity-Income -- Service Class
  2                                               1/12/00       6/7/04
Fidelity(R) VIP Mid Cap -- Service Class 2        1/12/00       6/7/04
Janus Aspen Series Balanced -- Service Shares    12/31/99       6/7/04
Janus Aspen Series Worldwide Growth -- Service
  Shares                                         12/31/99       6/7/04
MainStay VP Balanced -- Service Class              5/2/05       5/2/05
MainStay VP Bond -- Service Class                  6/2/03       6/7/04
MainStay VP Capital Appreciation -- Service
  Class                                            6/2/03       6/7/04
MainStay VP Cash Management(4) -- Current 7-day
  yield is 4.83%                                  1/29/93       6/7/04
MainStay VP Common Stock -- Service Class          6/2/03       6/7/04
MainStay VP Conservative Allocation -- Service
  Class                                           2/13/06      2/13/06
MainStay VP Convertible -- Service Class           6/2/03       6/7/04
MainStay VP Developing Growth -- Service Class     6/2/03       6/7/04
MainStay VP Floating Rate -- Service Class         5/2/05       5/2/05
MainStay VP Government -- Service Class            6/2/03       6/7/04
MainStay VP Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP High Yield Corporate
  Bond -- Service Class                            6/2/03       6/7/04
MainStay VP ICAP Select Equity -- Service
  Class(6)                                         6/2/03       6/7/04
MainStay VP Income & Growth -- Service Class       6/2/03       6/7/04
MainStay VP International Equity -- Service
  Class                                            6/2/03       6/7/04
MainStay VP Large Cap Growth -- Service Class      6/2/03       6/7/04
MainStay VP Mid Cap Core -- Service Class          6/2/03       6/7/04
MainStay VP Mid Cap Growth -- Service Class        6/2/03       6/7/04
MainStay VP Mid Cap Value -- Service Class         6/2/03       6/7/04
MainStay VP Moderate Allocation -- Service
  Class                                           2/13/06      2/13/06
MainStay VP Moderate Growth
  Allocation -- Service Class                     2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class      6/2/03       6/7/04
MainStay VP Small Cap Growth -- Service Class      6/2/03       6/7/04
MainStay VP Total Return -- Service Class          6/2/03       6/7/04
MainStay VP Value -- Service Class                 6/2/03       6/7/04
MFS(R) Investors Trust Series -- Service Class     5/1/00       6/7/04
MFS(R) Research Series -- Service Class            5/1/00       6/7/04
MFS(R) Utilities Series -- Service Class           5/1/00       6/7/04
Neuberger Berman AMT Mid-Cap Growth -- Class S    2/18/03       6/7/04
Royce Micro-Cap Portfolio -- Investment Class    12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class    12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II       4/30/02       6/7/04
Van Eck Worldwide Hard Assets                      9/1/89       6/7/04
Van Kampen UIF Emerging Markets Equity -- Class
  II                                              1/10/03       6/7/04
Victory VIF Diversified Stock -- Class A Shares    7/1/99       6/7/04
-----------------------------------------------------------------------
                                                    Negative numbers
                                                 appear in parentheses

                                                                 ASSUMING NO SURRENDER(%)(2)
                                                                                                    SINCE
                                                                                                  INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003    1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S
  Shares                                         (0.21)   19.73     17.53       N/A       N/A        19.94
Calvert Social Balanced Portfolio                 0.35     8.77      7.55      5.45      6.30         8.27
Columbia Small Cap Value Fund, Variable
  Series -- Class B Shares                        0.88    19.36     15.52     15.06       N/A        13.08
Dreyfus IP Technology Growth -- Service Shares   (1.07)    4.04      2.57     (0.36)      N/A         5.94
Fidelity(R) VIP Contrafund(R) -- Service Class
  2                                               0.11    11.43     14.39     11.65     10.97        16.79
Fidelity(R) VIP Equity-Income -- Service Class
  2                                               2.15    19.93     12.09      8.69      8.96        14.13
Fidelity(R) VIP Mid Cap -- Service Class 2       (0.87)   12.40     18.25     15.52       N/A        22.11
Janus Aspen Series Balanced -- Service Shares     0.16    10.41      8.78      6.44       N/A        10.14
Janus Aspen Series Worldwide Growth -- Service
  Shares                                          1.04    17.94      9.18      3.64       N/A        10.85
MainStay VP Balanced -- Service Class             0.65    10.42       N/A       N/A       N/A         9.24
MainStay VP Bond -- Service Class                (0.24)    4.29      3.33      4.67      5.78         3.52
MainStay VP Capital Appreciation -- Service
  Class                                          (1.05)    4.19      5.38      0.45      4.00         8.25
MainStay VP Cash Management(4) -- Current 7-day
  yield is 4.83%                                  0.40     4.61      2.80      2.08      3.55         2.62
MainStay VP Common Stock -- Service Class         1.44    16.18     11.34      5.62      8.06        14.16
MainStay VP Conservative Allocation -- Service
  Class                                           0.70      N/A       N/A       N/A       N/A         6.70
MainStay VP Convertible -- Service Class         (0.24)   10.16      7.43      6.79      8.12         9.58
MainStay VP Developing Growth -- Service Class   (0.07)   12.36      9.84      5.34       N/A        11.76
MainStay VP Floating Rate -- Service Class        0.59     5.71       N/A       N/A       N/A         4.58
MainStay VP Government -- Service Class          (0.55)    3.80      2.98      3.99      5.36         3.00
MainStay VP Growth Allocation -- Service Class    1.74      N/A       N/A       N/A       N/A        12.17
MainStay VP High Yield Corporate
  Bond -- Service Class                           1.30    11.76      8.86     12.31      8.61        10.54
MainStay VP ICAP Select Equity -- Service
  Class(6)                                        2.86    19.00     11.63      6.44       N/A        13.30
MainStay VP Income & Growth -- Service Class      2.07    16.57     11.03      7.12       N/A        12.76
MainStay VP International Equity -- Service
  Class                                           3.03    31.00     18.22     15.36      8.95        21.42
MainStay VP Large Cap Growth -- Service Class     0.37     6.97      2.76     (0.15)      N/A         4.18
MainStay VP Mid Cap Core -- Service Class         1.06    14.67     17.34     13.66       N/A        18.52
MainStay VP Mid Cap Growth -- Service Class      (0.38)    8.97     15.89      9.88       N/A        19.21
MainStay VP Mid Cap Value -- Service Class        0.95    13.77     12.04      9.04       N/A        15.31
MainStay VP Moderate Allocation -- Service
  Class                                           1.07      N/A       N/A       N/A       N/A         8.44
MainStay VP Moderate Growth
  Allocation -- Service Class                     1.48      N/A       N/A       N/A       N/A        10.07
MainStay VP S&P 500(5) Index -- Service Class     1.35    15.16      9.87      5.64      7.87        12.54
MainStay VP Small Cap Growth -- Service Class    (0.81)    6.06      6.31      4.51       N/A        10.60
MainStay VP Total Return -- Service Class         0.64     9.23      7.16      4.11      6.10         8.72
MainStay VP Value -- Service Class                2.37    18.58     11.73      6.89      7.19        15.07
MFS(R) Investors Trust Series -- Service Class    0.37    12.69     10.25      5.18       N/A        11.50
MFS(R) Research Series -- Service Class           0.17    10.20     11.06      5.10       N/A        12.30
MFS(R) Utilities Series -- Service Class          1.58    30.96     25.62     15.69       N/A        30.39
Neuberger Berman AMT Mid-Cap Growth -- Class S   (0.22)   14.47     14.64       N/A       N/A        17.84
Royce Micro-Cap Portfolio -- Investment Class     2.07    21.07     15.44     14.86     17.39        26.75
Royce Small-Cap Portfolio -- Investment Class     0.41    15.57     16.56     14.00     15.67        17.24
T. Rowe Price Equity Income Portfolio -- II       1.93    18.65     12.14       N/A       N/A        15.18
Van Eck Worldwide Hard Assets                    (3.57)   24.49     32.78     26.97     10.46        36.17
Van Kampen UIF Emerging Markets Equity -- Class
  II                                              6.49    37.17     31.17       N/A       N/A        35.01
Victory VIF Diversified Stock -- Class A Shares   0.08    13.68     10.68      6.56       N/A        12.93
-----------------------------------------------------------------------
                                                            Negative numbers appear in parentheses

                                                                ASSUMING SURRENDER(%)
                                                                                            SINCE
                                                                                          INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003     1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S
  Shares                                          11.73     15.56       N/A       N/A        18.50
Calvert Social Balanced Portfolio                  0.94      5.19      4.46      6.30         6.37
Columbia Small Cap Value Fund, Variable
  Series -- Class B Shares                        11.36     13.49     14.36       N/A         9.68
Dreyfus IP Technology Growth -- Service Shares    (3.45)     0.05     (1.46)      N/A         4.02
Fidelity(R) VIP Contrafund(R) -- Service Class
  2                                                3.43     12.32     10.86     10.97        15.26
Fidelity(R) VIP Equity-Income -- Service Class
  2                                               11.93      9.93      7.82      8.96        12.48
Fidelity(R) VIP Mid Cap -- Service Class 2         4.40     16.31     14.83       N/A        20.72
Janus Aspen Series Balanced -- Service Shares      2.46      6.48      5.49       N/A         8.39
Janus Aspen Series Worldwide Growth -- Service
  Shares                                           9.94      6.89      2.58       N/A         9.09
MainStay VP Balanced -- Service Class              2.47       N/A       N/A       N/A         4.63
MainStay VP Bond -- Service Class                 (3.22)     0.79      3.65      5.78         1.47
MainStay VP Capital Appreciation -- Service
  Class                                           (3.31)     2.92     (0.66)     4.00         6.42
MainStay VP Cash Management(4) -- Current 7-day
  yield is 4.83%                                  (2.92)     0.27      0.95      3.55         0.58
MainStay VP Common Stock -- Service Class          8.18      9.15      4.64      8.06        12.54
MainStay VP Conservative Allocation -- Service
  Class                                             N/A       N/A       N/A       N/A        (0.98)
MainStay VP Convertible -- Service Class           2.23      5.06      5.85      8.12         7.80
MainStay VP Developing Growth -- Service Class     4.36      7.59      4.35       N/A        10.05
MainStay VP Floating Rate -- Service Class        (1.90)      N/A       N/A       N/A        (0.01)
MainStay VP Government -- Service Class           (3.67)     0.45      2.95      5.36         0.95
MainStay VP Growth Allocation -- Service Class      N/A       N/A       N/A       N/A         4.17
MainStay VP High Yield Corporate
  Bond -- Service Class                            3.76      6.57     11.55      8.61         8.79
MainStay VP ICAP Select Equity -- Service
  Class(6)                                        11.00      9.44      5.49       N/A        11.59
MainStay VP Income & Growth -- Service Class       8.57      8.82      6.20       N/A        11.05
MainStay VP International Equity -- Service
  Class                                           23.00     16.28     14.67      8.95        20.01
MainStay VP Large Cap Growth -- Service Class     (0.73)     0.23     (1.25)      N/A         2.15
MainStay VP Mid Cap Core -- Service Class          6.67     15.37     12.93       N/A        17.02
MainStay VP Mid Cap Growth -- Service Class        1.12     13.87      9.04       N/A        17.74
MainStay VP Mid Cap Value -- Service Class         5.77      9.87      8.18       N/A        13.72
MainStay VP Moderate Allocation -- Service
  Class                                             N/A       N/A       N/A       N/A         0.63
MainStay VP Moderate Growth
  Allocation -- Service Class                       N/A       N/A       N/A       N/A         2.14
MainStay VP S&P 500(5) Index -- Service Class      7.16      7.61      4.66      7.87        10.87
MainStay VP Small Cap Growth -- Service Class     (1.58)     3.89      3.48       N/A         8.86
MainStay VP Total Return -- Service Class          1.36      4.79      3.06      6.10         6.90
MainStay VP Value -- Service Class                10.58      9.55      5.96      7.19        13.48
MFS(R) Investors Trust Series -- Service Class     4.69      8.01      4.18       N/A         9.77
MFS(R) Research Series -- Service Class            2.26      8.86      4.10       N/A        10.60
MFS(R) Utilities Series -- Service Class          22.96     23.90     15.01       N/A        28.38
Neuberger Berman AMT Mid-Cap Growth -- Class S     6.47     12.57       N/A       N/A        15.46
Royce Micro-Cap Portfolio -- Investment Class     13.07     13.40     14.16     17.39        22.60
Royce Small-Cap Portfolio -- Investment Class      7.57     14.56     13.28     15.67        12.87
T. Rowe Price Equity Income Portfolio -- II       10.65      9.98       N/A       N/A        13.59
Van Eck Worldwide Hard Assets                     16.49     31.25     26.50     10.46        35.03
Van Kampen UIF Emerging Markets Equity -- Class
  II                                              29.17     29.60       N/A       N/A        33.91
Victory VIF Diversified Stock -- Class A Shares    5.68      8.46      5.62       N/A        10.41
-----------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

(1) The MainStay Elite Variable Annuity was first offered for sale on June 7, 2004. All of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The MainStay Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of the Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details. The MainStay Elite Variable Annuity invests in NYLIAC Variable Annuity Separate Account IV.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly MainStay VP Basic Value -- Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00338402 CV

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006

                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $32,347,122       $19,393,081       $ 9,109,495
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        102,151            29,413             4,215
                                                                -----------       -----------       -----------
      Total net assets......................................    $32,449,273       $19,422,494       $ 9,113,710
                                                                ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................    $32,449,273       $19,422,494       $ 9,113,710
                                                                ===========       ===========       ===========
    Variable accumulation unit value........................    $     11.58       $     11.18       $     12.94
                                                                ===========       ===========       ===========
Identified Cost of Investment...............................    $30,851,697       $19,165,062       $ 8,178,573
                                                                ===========       ===========       ===========

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                                                  GROWTH           CORPORATE        ICAP SELECT
                                                               ALLOCATION--         BOND--           EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $26,511,379       $83,766,879       $10,077,866
  Dividends due and accrued.................................        321,244                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        434,535           261,842            63,272
                                                                -----------       -----------       -----------
      Total net assets......................................    $27,267,158       $84,028,721       $10,141,138
                                                                ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................    $27,267,158       $84,028,721       $10,141,138
                                                                ===========       ===========       ===========
    Variable accumulation unit value........................    $     11.22       $     13.86       $     14.86
                                                                ===========       ===========       ===========
Identified Cost of Investment...............................    $24,856,966       $79,196,128       $ 8,750,347
                                                                ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--
      MANAGEMENT       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
      $18,425,001       $10,923,332       $12,725,038       $21,572,372       $ 8,354,849       $37,349,406       $13,254,036
           67,407                --           156,410                --                --           190,813                --
          272,455             7,618           102,522             7,231            34,319           104,874             6,324
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $18,764,863       $10,930,950       $12,983,970       $21,579,603       $ 8,389,168       $37,645,093       $13,260,360
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $18,764,863       $10,930,950       $12,983,970       $21,579,603       $ 8,389,168       $37,645,093       $13,260,360
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $      1.09       $     15.39       $     10.67       $     13.47       $     14.36       $     10.77       $     11.01
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $18,425,323       $ 9,637,105       $12,355,249       $19,497,939       $ 7,301,498       $37,418,849       $13,108,671
      ===========       ===========       ===========       ===========       ===========       ===========       ===========


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
      $ 8,253,456       $54,145,632       $ 9,018,088       $30,815,903       $38,433,669       $36,600,035       $28,953,237
               --                --                --                --                --                --           331,861
            9,460           188,739            42,156           144,259            69,150            44,008           296,383
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $ 8,262,916       $54,334,371       $ 9,060,244       $30,960,162       $38,502,819       $36,644,043       $29,581,481
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 8,262,916       $54,334,371       $ 9,060,244       $30,960,162       $38,502,819       $36,644,043       $29,581,481
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $     14.68       $     18.82       $     11.41       $     17.31       $     17.72       $     15.90       $     10.84
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 7,191,200       $44,889,793       $ 8,361,555       $27,580,820       $33,390,790       $32,971,396       $27,557,750
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                               MAINSTAY VP
                                                                MODERATE          MAINSTAY VP        MAINSTAY VP
                                                                 GROWTH             S&P 500           SMALL CAP
                                                              ALLOCATION--          INDEX--           GROWTH--
                                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $46,309,626        $49,635,165        $18,221,811
  Dividends due and accrued................................        598,061                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................        530,260             59,108             31,506
                                                               -----------        -----------        -----------
      Total net assets.....................................    $47,437,947        $49,694,273        $18,253,317
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $47,437,947        $49,694,273        $18,253,317
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $     11.01        $     14.69        $     13.88
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $43,975,766        $42,505,147        $16,700,132
                                                               ===========        ===========        ===========

                                                               FIDELITY(R)
                                                                   VIP            FIDELITY(R)        JANUS ASPEN
                                                                 EQUITY-              VIP              SERIES
                                                                INCOME--           MID CAP--         BALANCED--
                                                             SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $35,375,325        $40,411,191        $17,355,069
  Dividends due and accrued................................             --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................         94,464             95,565              5,385
                                                               -----------        -----------        -----------
      Total net assets.....................................    $35,469,789        $40,506,756        $17,360,454
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $35,469,789        $40,506,756        $17,360,454
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $     15.30        $     19.17        $     13.70
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $33,900,212        $36,734,026        $15,620,116
                                                               ===========        ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                COLUMBIA
                                             ALGER                              SMALL CAP
      MAINSTAY VP                           AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
       RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES       PORTFOLIO          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
      $ 8,401,794       $22,250,220       $23,538,807        $ 3,641,336       $13,312,941       $ 7,276,912       $83,073,790
               --                --                --                 --                --                --                --
           (2,014)           54,902            92,206              6,866            53,820            16,213           307,488
      -----------       -----------       -----------        -----------       -----------       -----------       -----------
      $ 8,399,780       $22,305,122       $23,631,013        $ 3,648,202       $13,366,761       $ 7,293,125       $83,381,278
      ===========       ===========       ===========        ===========       ===========       ===========       ===========
      $ 8,399,780       $22,305,122       $23,631,013        $ 3,648,202       $13,366,761       $ 7,293,125       $83,381,278
      ===========       ===========       ===========        ===========       ===========       ===========       ===========
      $     13.13       $     15.80       $     18.08        $     12.86       $     12.93       $     12.07       $     16.58
      ===========       ===========       ===========        ===========       ===========       ===========       ===========
      $ 7,626,402       $19,438,179       $19,502,672        $ 3,478,905       $12,031,070       $ 6,665,448       $78,728,114
      ===========       ===========       ===========        ===========       ===========       ===========       ===========

                                                                               NEUBERGER
      JANUS ASPEN                                                               BERMAN             ROYCE             ROYCE
        SERIES            MFS(R)            MFS(R)            MFS(R)              AMT            MICRO-CAP         SMALL-CAP
       WORLDWIDE         INVESTORS         RESEARCH          UTILITIES          MID-CAP         PORTFOLIO--       PORTFOLIO--
       GROWTH--       TRUST SERIES--       SERIES--          SERIES--          GROWTH--         INVESTMENT        INVESTMENT
    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
    ---------------------------------------------------------------------------------------------------------------------------
      $ 7,236,523       $ 1,638,856       $ 2,564,139       $68,660,244       $ 5,627,443       $16,292,406       $12,913,346
               --                --                --                --                --                --                --
           21,048               (58)            9,781           177,416            17,019           117,459            59,779
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $ 7,257,571       $ 1,638,798       $ 2,573,920       $68,837,660       $ 5,644,462       $16,409,865       $12,973,125
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 7,257,571       $ 1,638,798       $ 2,573,920       $68,837,660       $ 5,644,462       $16,409,865       $12,973,125
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $     13.95       $     14.22       $     14.54       $     20.07       $     15.38       $     14.84       $     13.03
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 6,071,464       $ 1,412,867       $ 2,246,415       $56,361,947       $ 5,057,048       $15,667,146       $12,341,578
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                                                     VAN KAMPEN
                                                                 T. ROWE                                 UIF
                                                                  PRICE             VAN ECK           EMERGING
                                                                 EQUITY            WORLDWIDE           MARKETS
                                                                 INCOME              HARD             EQUITY--
                                                              PORTFOLIO--II         ASSETS            CLASS II
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $50,253,090        $58,174,524        $38,382,863
  Dividends due and accrued................................             --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................        168,534            178,811            164,467
                                                               -----------        -----------        -----------
      Total net assets.....................................    $50,421,624        $58,353,335        $38,547,330
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $50,421,624        $58,353,335        $38,547,330
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $     15.85        $     26.63        $     26.56
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $45,289,596        $48,210,485        $29,465,391
                                                               ===========        ===========        ===========

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                             ---------------
ASSETS:
  Investment at net asset value............................    $ 4,993,657
  Dividends due and accrued................................             --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................         15,302
                                                               -----------
      Total net assets.....................................    $ 5,008,959
                                                               ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $ 5,008,959
                                                               ===========
    Variable accumulation unit value.......................    $     13.80
                                                               ===========
Identified Cost of Investment..............................    $ 4,474,533
                                                               ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2006


                                                                                                 MAINSTAY VP
                                                               MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                                BALANCED--         BOND--       APPRECIATION--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   557,723      $   191,765      $    15,036
  Mortality and expense risk charges........................      (366,870)        (259,148)        (119,291)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       190,853          (67,383)        (104,255)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,865,151          947,624          972,591
  Cost of investments sold..................................    (2,733,473)        (976,669)        (882,126)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       131,678          (29,045)          90,465
  Realized gain distribution received.......................       303,450               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,444,815          593,102          248,268
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     1,879,943          564,057          338,733
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 2,070,796      $   496,674      $   234,478
                                                               ===========      ===========      ===========

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP        HIGH YIELD      MAINSTAY VP
                                                                   GROWTH          CORPORATE       ICAP SELECT
                                                                ALLOCATION--         BOND--          EQUITY--
                                                              SERVICE CLASS(A)   SERVICE CLASS    SERVICE CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $   163,612      $ 1,425,178      $    11,455
  Mortality and expense risk charges........................        (146,392)        (938,426)         (84,094)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................          17,220          486,752          (72,639)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         378,964          889,353          287,296
  Cost of investments sold..................................        (372,346)        (892,555)        (246,532)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............           6,618           (3,202)          40,764
  Realized gain distribution received.......................         157,632               --           46,111
  Change in unrealized appreciation (depreciation) on
    investments.............................................       1,654,413        6,106,279        1,041,573
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................       1,818,663        6,103,077        1,128,448
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................     $ 1,835,883      $ 6,589,829      $ 1,055,809
                                                                 ===========      ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         MAINSTAY VP        MAINSTAY VP                           MAINSTAY VP
      MAINSTAY VP           COMMON          CONSERVATIVE       MAINSTAY VP         DEVELOPING        MAINSTAY VP
          CASH             STOCK--          ALLOCATION--      CONVERTIBLE--         GROWTH--       FLOATING RATE--
       MANAGEMENT       SERVICE CLASS     SERVICE CLASS(A)    SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $   648,424        $    43,255        $   120,499        $   472,468        $        --        $ 1,457,444
         (217,148)          (112,609)           (54,815)          (258,922)           (98,021)          (364,146)
      -----------        -----------        -----------        -----------        -----------        -----------
          431,276            (69,354)            65,684            213,546            (98,021)         1,093,298
      -----------        -----------        -----------        -----------        -----------        -----------
       15,219,947            295,684             36,068            788,221            918,979          4,578,667
      (15,219,833)          (242,556)           (34,911)          (688,349)          (719,099)        (4,615,933)
      -----------        -----------        -----------        -----------        -----------        -----------
              114             53,128              1,157             99,872            199,880            (37,266)
               --            236,575             35,911                 --                 --                 --
             (573)           926,167            369,789          1,196,587            445,814            (51,937)
      -----------        -----------        -----------        -----------        -----------        -----------
             (459)         1,215,870            406,857          1,296,459            645,694            (89,203)
      -----------        -----------        -----------        -----------        -----------        -----------
      $   430,817        $ 1,146,516        $   472,541        $ 1,510,005        $   547,673        $ 1,004,095
      ===========        ===========        ===========        ===========        ===========        ===========


       MAINSTAY VP
       GOVERNMENT--
      SERVICE CLASS
     ----------------
       $   113,673
          (169,650)
       -----------
           (55,977)
       -----------
           693,360
          (714,633)
       -----------
           (21,273)
                --
           354,100
       -----------
           332,827
       -----------
       $   276,850
       ===========

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        INCOME &        INTERNATIONAL        LARGE CAP           MID CAP            MID CAP            MID CAP
        GROWTH--           EQUITY--           GROWTH--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $    36,053        $    92,701        $     1,517        $        --        $        --        $        --
          (96,821)          (438,405)           (87,324)          (308,348)          (445,052)          (433,352)
      -----------        -----------        -----------        -----------        -----------        -----------
          (60,768)          (345,704)           (85,807)          (308,348)          (445,052)          (433,352)
      -----------        -----------        -----------        -----------        -----------        -----------
          704,456            518,289            343,786            745,154          1,091,136          1,158,225
         (585,823)          (390,611)          (337,844)          (567,439)          (725,734)          (950,145)
      -----------        -----------        -----------        -----------        -----------        -----------
          118,633            127,678              5,942            177,715            365,402            208,080
          102,369            495,549                 --            187,125            679,247            461,467
          836,861          8,509,732            438,834          2,778,904          1,442,021          3,219,354
      -----------        -----------        -----------        -----------        -----------        -----------
        1,057,863          9,132,959            444,776          3,143,744          2,486,670          3,888,901
      -----------        -----------        -----------        -----------        -----------        -----------
      $   997,095        $ 8,787,255        $   358,969        $ 2,835,396        $ 2,041,618        $ 3,455,549
      ===========        ===========        ===========        ===========        ===========        ===========


       MAINSTAY VP
         MODERATE
       ALLOCATION--
     SERVICE CLASS(A)
     ----------------
       $   248,562
          (163,890)
       -----------
            84,672
       -----------
           595,844
          (568,180)
       -----------
            27,664
            83,299
         1,395,488
       -----------
         1,506,451
       -----------
       $ 1,591,123
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                MAINSTAY VP
                                                                  MODERATE        MAINSTAY VP      MAINSTAY VP
                                                                   GROWTH           S&P 500         SMALL CAP
                                                                ALLOCATION--        INDEX--          GROWTH--
                                                              SERVICE CLASS(A)   SERVICE CLASS    SERVICE CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $   369,168      $   170,627      $        --
  Mortality and expense risk charges........................        (241,579)        (551,357)        (236,600)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................         127,589         (380,730)        (236,600)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         855,490        1,381,130          680,902
  Cost of investments sold..................................        (834,581)      (1,184,813)        (584,410)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............          20,909          196,317           96,492
  Realized gain distribution received.......................         228,893               --              154
  Change in unrealized appreciation (depreciation) on
    investments.............................................       2,333,860        5,393,277          696,584
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................       2,583,662        5,589,594          793,230
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 2,711,251      $ 5,208,864      $   556,630
                                                                 ===========      ===========      ===========


                                                              FIDELITY(R) VIP                      JANUS ASPEN
                                                                  EQUITY-       FIDELITY(R) VIP       SERIES
                                                                 INCOME--          MID CAP--        BALANCED--
                                                              SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $   745,219       $    43,988      $   295,717
  Mortality and expense risk charges........................       (333,860)         (419,640)        (201,615)
                                                                -----------       -----------      -----------
      Net investment income (loss)..........................        411,359          (375,652)          94,102
                                                                -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        203,842           449,941          818,829
  Cost of investments sold..................................       (184,652)         (339,019)        (713,297)
                                                                -----------       -----------      -----------
      Net realized gain (loss) on investments...............         19,190           110,922          105,532
  Realized gain distribution received.......................      3,232,240         2,932,967               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        586,844           357,481        1,039,899
                                                                -----------       -----------      -----------
      Net gain (loss) on investments........................      3,838,274         3,401,370        1,145,431
                                                                -----------       -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................    $ 4,249,633       $ 3,025,718      $ 1,239,533
                                                                ===========       ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                              ALGER                           COLUMBIA SMALL
                                             AMERICAN          CALVERT          CAP VALUE         DREYFUS IP
      MAINSTAY VP         MAINSTAY VP         SMALL             SOCIAL        FUND, VARIABLE      TECHNOLOGY     FIDELITY(R) VIP
     TOTAL RETURN--         VALUE--      CAPITALIZATION--      BALANCED          SERIES--          GROWTH--      CONTRAFUND(R)--
     SERVICE CLASS       SERVICE CLASS    CLASS S SHARES      PORTFOLIO          CLASS B        SERVICE SHARES   SERVICE CLASS 2
  ------------------------------------------------------------------------------------------------------------------------------
<S
      $    36,135         $    49,547      $        --       $    81,213       $    35,526       $        --       $   640,384
         (102,675)           (210,363)        (225,344)          (46,196)         (128,539)          (91,479)         (819,660)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
          (66,540)           (160,816)        (225,344)           35,017           (93,013)          (91,479)         (179,276)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
          367,183             870,063          406,739           319,043           412,565           597,197            53,209
         (331,944)           (685,034)        (295,046)         (281,816)         (352,093)         (562,894)          (35,860)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
           35,239             185,029          111,693            37,227            60,472            34,303            17,349
          108,054             325,313               --            62,320           276,709                --         6,224,024
          461,637           2,097,578        2,706,749            75,914         1,080,679           251,747          (261,221)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
          604,930           2,607,920        2,818,442           175,461         1,417,860           286,050         5,980,152
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
      $   538,390         $ 2,447,104      $ 2,593,098       $   210,478       $ 1,324,847       $   194,571       $ 5,800,876
      ===========         ===========      ===========       ===========       ===========       ===========       ===========

                                                                                                     NEUBERGER
        JANUS ASPEN                                                                                    BERMAN
           SERIES                 MFS(R)                 MFS(R)                                         AMT
         WORLDWIDE              INVESTORS               RESEARCH                MFS(R)                MID-CAP
          GROWTH--            TRUST SERIES--            SERIES--          UTILITIES SERIES--          GROWTH--
       SERVICE SHARES         SERVICE CLASS          SERVICE CLASS          SERVICE CLASS             CLASS S
    ----------------------------------------------------------------------------------------------------------------
        $    94,025            $     3,275            $     6,468            $   673,110            $        --
            (77,687)               (19,512)               (31,194)              (582,858)               (49,311)
        -----------            -----------            -----------            -----------            -----------
             16,338                (16,237)               (24,726)                90,252                (49,311)
        -----------            -----------            -----------            -----------            -----------
            407,660                252,601                308,876                423,134                288,666
           (372,160)              (201,337)              (252,486)              (295,419)              (208,696)
        -----------            -----------            -----------            -----------            -----------
             35,500                 51,264                 56,390                127,715                 79,970
                 --                     --                     --              1,371,823                     --
            875,855                121,553                165,380             10,522,181                363,618
        -----------            -----------            -----------            -----------            -----------
            911,355                172,817                221,770             12,021,719                443,588
        -----------            -----------            -----------            -----------            -----------
        $   927,693            $   156,580            $   197,044            $12,111,971            $   394,277
        ===========            ===========            ===========            ===========            ===========


            ROYCE                  ROYCE
          MICRO-CAP              SMALL-CAP
         PORTFOLIO--            PORTFOLIO--
          INVESTMENT             INVESTMENT
            CLASS                  CLASS
     -------------------------------------------
         $    25,421            $     7,400
            (115,185)              (113,301)
         -----------            -----------
             (89,764)              (105,901)
         -----------            -----------
             190,141                345,392
            (141,891)              (307,410)
         -----------            -----------
              48,250                 37,982
             774,351                550,799
             545,005                540,991
         -----------            -----------
           1,367,606              1,129,772
         -----------            -----------
         $ 1,277,842            $ 1,023,871
         ===========            ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                              PORTFOLIO--II        ASSETS          CLASS II
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   524,608      $    16,063      $   175,154
  Mortality and expense risk charges........................      (530,139)        (500,826)        (292,467)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        (5,531)        (484,763)        (117,313)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       351,752          693,982          667,165
  Cost of investments sold..................................      (300,736)        (349,653)        (393,814)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        51,016          344,329          273,351
  Realized gain distribution received.......................     1,254,672        1,366,941          549,964
  Change in unrealized appreciation (depreciation) on
    investments.............................................     4,799,970        5,709,039        6,736,671
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     6,105,658        7,420,309        7,559,986
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 6,100,127      $ 6,935,546      $ 7,442,673
                                                               ===========      ===========      ===========

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                              CLASS A SHARES
                                                              --------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    11,516
  Mortality and expense risk charges........................       (52,901)
                                                               -----------
      Net investment income (loss)..........................       (41,385)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       373,294
  Cost of investments sold..................................      (314,437)
                                                               -----------
      Net realized gain (loss) on investments...............        58,857
  Realized gain distribution received.......................       106,457
  Change in unrealized appreciation (depreciation) on
    investments.............................................       342,920
                                                               -----------
      Net gain (loss) on investments........................       508,234
                                                               -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   466,849
                                                               ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2006
and December 31, 2005


                                                              MAINSTAY VP                    MAINSTAY VP
                                                               BALANCED--                      BOND--
                                                             SERVICE CLASS                  SERVICE CLASS
                                                     ------------------------------   -------------------------
                                                           2006           2005(B)        2006          2005
                                                     ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................    $   190,853      $    38,153   $   (67,383)  $   274,002
    Net realized gain (loss) on investments........        131,678            1,279       (29,045)      (23,025)
    Realized gain distribution received............        303,450           50,253            --            --
    Change in unrealized appreciation
      (depreciation) on investments................      1,444,815           50,610       593,102      (196,993)
                                                       -----------      -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................      2,070,796          140,295       496,674        53,984
                                                       -----------      -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............      9,147,708        6,944,428     4,088,752     4,245,741
    Policyowners' surrenders.......................       (937,286)         (57,658)     (370,079)     (258,567)
    Policyowners' annuity and death benefits.......       (114,243)              --       (32,840)       (5,922)
    Net transfers from (to) Fixed Account..........     10,656,415        5,258,512     2,048,182     2,538,057
    Transfers between Investment Divisions.........     (1,971,723)       1,312,029      (558,393)       37,086
                                                       -----------      -----------   -----------   -----------
      Net contributions and (withdrawals)..........     16,780,871       13,457,311     5,175,622     6,556,395
                                                       -----------      -----------   -----------   -----------
        Increase (decrease) in net assets..........     18,851,667       13,597,606     5,672,296     6,610,379
NET ASSETS:
    Beginning of period............................     13,597,606               --    13,750,198     7,139,819
                                                       -----------      -----------   -----------   -----------
    End of period..................................    $32,449,273      $13,597,606   $19,422,494   $13,750,198
                                                       ===========      ===========   ===========   ===========


                                                              MAINSTAY VP                    MAINSTAY VP
                                                             CONVERTIBLE--               DEVELOPING GROWTH--
                                                             SERVICE CLASS                  SERVICE CLASS
                                                     ------------------------------   -------------------------
                                                           2006            2005          2006          2005
                                                     ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................    $   213,546      $    41,863   $   (98,021)  $   (41,951)
    Net realized gain (loss) on investments........         99,872           35,692       199,880        10,749
    Realized gain distribution received............             --               --            --            --
    Change in unrealized appreciation
      (depreciation) on investments................      1,196,587          590,518       445,814       419,315
                                                       -----------      -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................      1,510,005          668,073       547,673       388,113
                                                       -----------      -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............      4,302,399        2,805,374     2,792,662     1,251,695
    Policyowners' surrenders.......................       (403,732)        (385,031)      (64,651)      (39,753)
    Policyowners' annuity and death benefits.......        (29,366)         (26,888)      (43,810)       (2,066)
    Net transfers from (to) Fixed Account..........      2,607,971        2,980,950       825,389       336,425
    Transfers between Investment Divisions.........       (405,159)        (140,220)     (241,094)       20,518
                                                       -----------      -----------   -----------   -----------
      Net contributions and (withdrawals)..........      6,072,113        5,234,185     3,268,496     1,566,819
                                                       -----------      -----------   -----------   -----------
        Increase (decrease) in net assets..........      7,582,118        5,902,258     3,816,169     1,954,932
NET ASSETS:
    Beginning of period............................     13,997,485        8,095,227     4,572,999     2,618,067
                                                       -----------      -----------   -----------   -----------
    End of period..................................    $21,579,603      $13,997,485   $ 8,389,168   $ 4,572,999
                                                       ===========      ===========   ===========   ===========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                         MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP          CONSERVATIVE
     CAPITAL APPRECIATION--               CASH                   COMMON STOCK--         ALLOCATION--
          SERVICE CLASS                MANAGEMENT                 SERVICE CLASS         SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------
       2006          2005          2006          2005          2006          2005          2006(C)
    -------------------------------------------------------------------------------------------------
    $  (104,255)  $   (72,376)  $   431,276   $   130,513   $   (69,354)  $    (2,790)   $    65,684
         90,465        30,273           114           (88)       53,128        17,140          1,157
             --            --            --            --       236,575        64,521         35,911
        248,268       451,080          (573)          295       926,167       187,844        369,789
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
        234,478       408,977       430,817       130,720     1,146,516       266,715        472,541
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      1,904,760     1,617,566    25,396,090    18,024,715     3,113,995     1,851,117      6,194,554
       (235,410)     (181,473)     (810,793)     (177,412)     (192,735)      (86,256)        17,371
             --       (21,432)           --      (105,937)       (9,304)       (1,076)            --
        858,341       750,196     2,015,669     1,295,524     1,093,383     1,143,788      3,466,768
       (515,721)     (424,880)  (18,547,906)  (13,404,017)      225,639         3,992      2,832,736
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      2,011,970     1,739,977     8,053,060     5,632,873     4,230,978     2,911,565     12,511,429
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      2,246,448     2,148,954     8,483,877     5,763,593     5,377,494     3,178,280     12,983,970
      6,867,262     4,718,308    10,280,986     4,517,393     5,553,456     2,375,176             --
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
    $ 9,113,710   $ 6,867,262   $18,764,863   $10,280,986   $10,930,950   $ 5,553,456    $12,983,970
    ===========   ===========   ===========   ===========   ===========   ===========    ===========

                                                             MAINSTAY VP           MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP             GROWTH              HIGH YIELD
         FLOATING RATE--              GOVERNMENT--          ALLOCATION--        CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
    -------------------------   -------------------------   -------------   -------------------------
       2006         2005(A)        2006          2005          2006(C)         2006          2005
    -------------------------------------------------------------------------------------------------
    $ 1,093,298   $    83,174   $   (55,977)  $   170,326    $    17,220    $   486,752   $ 2,284,615
        (37,266)         (991)      (21,273)      (11,607)         6,618         (3,202)       18,625
             --            --            --            --        157,632             --            --
        (51,937)      (17,507)      354,100      (122,386)     1,654,413      6,106,279    (1,582,593)
    -----------   -----------   -----------   -----------    -----------    -----------   -----------
      1,004,095        64,676       276,850        36,333      1,835,883      6,589,829       720,647
    -----------   -----------   -----------   -----------    -----------    -----------   -----------
     19,769,621     4,908,431     3,529,899     2,305,998     17,932,747     21,494,727    18,532,383
       (490,913)      (16,448)     (235,052)     (118,290)      (450,373)    (1,851,312)   (1,081,296)
       (103,080)           --       (61,737)       (2,142)            --       (236,138)     (129,989)
      8,719,199     3,115,283     1,234,270     1,803,664      4,991,194     10,400,205    12,237,224
       (762,566)    1,436,795       (61,629)      316,609      2,957,707     (1,061,038)   (3,128,074)
    -----------   -----------   -----------   -----------    -----------    -----------   -----------
     27,132,261     9,444,061     4,405,751     4,305,839     25,431,275     28,746,444    26,430,248
    -----------   -----------   -----------   -----------    -----------    -----------   -----------
     28,136,356     9,508,737     4,682,601     4,342,172     27,267,158     35,336,273    27,150,895
      9,508,737            --     8,577,759     4,235,587             --     48,692,448    21,541,553
    -----------   -----------   -----------   -----------    -----------    -----------   -----------
    $37,645,093   $ 9,508,737   $13,260,360   $ 8,577,759    $27,267,158    $84,028,721   $48,692,448
    ===========   ===========   ===========   ===========    ===========    ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                            MAINSTAY VP
                                                            ICAP SELECT                      MAINSTAY VP
                                                             EQUITY--                     INCOME & GROWTH--
                                                           SERVICE CLASS                    SERVICE CLASS
                                                     -------------------------   -----------------------------------
                                                        2006          2005             2006               2005
                                                     ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (72,639)  $   (13,274)    $   (60,768)       $     4,582
    Net realized gain (loss) on investments........       40,764        34,519         118,633             20,142
    Realized gain distribution received............       46,111        44,775         102,369                 --
    Change in unrealized appreciation
      (depreciation) on investments................    1,041,573        93,807         836,861            111,912
                                                     -----------   -----------     -----------        -----------
      Net increase (decrease) in net assets
        resulting from operations..................    1,055,809       159,827         997,095            136,636
                                                     -----------   -----------     -----------        -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    3,132,957     1,196,229       1,598,547          1,810,495
    Policyowners' surrenders.......................     (185,119)     (109,859)       (277,851)           (48,062)
    Policyowners' annuity and death benefits.......      (11,535)      (41,657)         (5,049)           (28,107)
    Net transfers from (to) Fixed Account..........      780,922       622,645       1,267,675          1,377,030
    Transfers between Investment Divisions.........      982,423         9,068        (391,172)           (77,961)
                                                     -----------   -----------     -----------        -----------
      Net contributions and (withdrawals)..........    4,699,648     1,676,426       2,192,150          3,033,395
                                                     -----------   -----------     -----------        -----------
        Increase (decrease) in net assets..........    5,755,457     1,836,253       3,189,245          3,170,031
NET ASSETS:
    Beginning of period............................    4,385,681     2,549,428       5,073,671          1,903,640
                                                     -----------   -----------     -----------        -----------
    End of period..................................  $10,141,138   $ 4,385,681     $ 8,262,916        $ 5,073,671
                                                     ===========   ===========     ===========        ===========

                                                                                                      MAINSTAY VP
                                                                                   MAINSTAY VP          MODERATE
                                                            MAINSTAY VP              MODERATE            GROWTH
                                                          MID CAP VALUE--          ALLOCATION--       ALLOCATION--
                                                           SERVICE CLASS          SERVICE CLASS      SERVICE CLASS
                                                     -------------------------   ----------------   ----------------
                                                        2006          2005           2006(C)            2006(C)
                                                     ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (433,352)  $   (72,719)    $    84,672        $   127,589
    Net realized gain (loss) on investments........      208,080        63,952          27,664             20,909
    Realized gain distribution received............      461,467     1,053,770          83,299            228,893
    Change in unrealized appreciation
      (depreciation) on investments................    3,219,354      (311,921)      1,395,488          2,333,860
                                                     -----------   -----------     -----------        -----------
      Net increase (decrease) in net assets
        resulting from operations..................    3,455,549       733,082       1,591,123          2,711,251
                                                     -----------   -----------     -----------        -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    8,582,206     7,806,002      16,837,164         30,011,588
    Policyowners' surrenders.......................     (831,261)     (296,261)       (140,817)            41,431
    Policyowners' annuity and death benefits.......     (313,768)       (9,807)             --                 --
    Net transfers from (to) Fixed Account..........    4,437,558     6,765,543       6,511,017         11,872,193
    Transfers between Investment Divisions.........   (2,015,062)      241,340       4,782,994          2,801,484
                                                     -----------   -----------     -----------        -----------
      Net contributions and (withdrawals)..........    9,859,673    14,506,817      27,990,358         44,726,696
                                                     -----------   -----------     -----------        -----------
        Increase (decrease) in net assets..........   13,315,222    15,239,899      29,581,481         47,437,947
NET ASSETS:
    Beginning of period............................   23,328,821     8,088,922              --                 --
                                                     -----------   -----------     -----------        -----------
    End of period..................................  $36,644,043   $23,328,821     $29,581,481        $47,437,947
                                                     ===========   ===========     ===========        ===========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

           MAINSTAY VP                 MAINSTAY VP
          INTERNATIONAL                 LARGE CAP                  MAINSTAY VP                 MAINSTAY VP
            EQUITY--                    GROWTH--                 MID CAP CORE--             MID CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -------------------------------------------------------------------------------------------------------------
    $  (345,704)  $   125,853   $   (85,807)  $   (33,147)  $  (308,348)  $   (62,497)  $  (445,052)  $  (176,849)
        127,678        27,729         5,942       (19,632)      177,715        37,132       365,402        94,580
        495,549       773,447            --            --       187,125     1,422,525       679,247        10,252
      8,509,732        21,003       438,834       158,573     2,778,904       (87,953)    1,442,021     2,307,687
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      8,787,255       948,032       358,969       105,794     2,835,396     1,309,207     2,041,618     2,235,670
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     17,392,504     7,623,572     3,624,032     1,063,088    10,060,175     5,660,841    11,496,678     7,989,376
       (975,120)     (214,747)      (82,562)      (98,857)     (507,675)     (140,054)     (843,288)     (338,997)
       (111,362)      (21,020)           --        (9,377)      (26,600)      (10,674)     (257,525)      (55,249)
      6,151,276     4,450,003     1,470,962       604,372     3,901,592     2,595,840     5,161,821     3,200,855
      3,352,137       470,282       305,508      (208,965)     (778,591)    1,095,012    (2,112,204)    1,337,740
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     25,809,435    12,308,090     5,317,940     1,350,261    12,648,901     9,200,965    13,445,482    12,133,725
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     34,596,690    13,256,122     5,676,909     1,456,055    15,484,297    10,510,172    15,487,100    14,369,395
     19,737,681     6,481,559     3,383,335     1,927,280    15,475,865     4,965,693    23,015,719     8,646,324
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $54,334,371   $19,737,681   $ 9,060,244   $ 3,383,335   $30,960,162   $15,475,865   $38,502,819   $23,015,719
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                                       MAINSTAY VP
           MAINSTAY VP                  SMALL CAP                  MAINSTAY VP                 MAINSTAY VP
         S&P 500 INDEX--                GROWTH--                 TOTAL RETURN--                  VALUE--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -------------------------------------------------------------------------------------------------------------
    $  (380,730)  $    12,378   $  (236,600)  $  (120,801)  $   (66,540)  $    16,977   $  (160,816)  $     4,545
        196,317        75,997        96,492        19,657        35,239        23,943       185,029        32,114
             --            --           154       217,647       108,054            --       325,313            --
      5,393,277       838,327       696,584       215,284       461,637       194,418     2,097,578       341,248
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      5,208,864       926,702       556,630       331,787       538,390       235,338     2,447,104       377,907
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,993,521    10,348,335     4,174,267     4,012,998     1,395,645     1,401,644     6,635,290     2,964,271
       (927,373)     (554,065)     (448,139)     (188,148)     (210,016)     (368,040)     (399,466)     (135,453)
        (92,323)      (59,788)       (9,860)       (4,900)      (50,910)       (8,247)      (12,083)      (22,100)
      4,984,544     4,814,102     1,747,381     2,095,155     1,007,569       972,208     2,358,167     1,735,290
     (1,422,976)       59,708      (577,914)       26,521      (136,128)      105,126       875,654      (117,988)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     14,535,393    14,608,292     4,885,735     5,941,626     2,006,160     2,102,691     9,457,562     4,424,020
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     19,744,257    15,534,994     5,442,365     6,273,413     2,544,550     2,338,029    11,904,666     4,801,927
     29,950,016    14,415,022    12,810,952     6,537,539     5,855,230     3,517,201    10,400,456     5,598,529
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $49,694,273   $29,950,016   $18,253,317   $12,810,952   $ 8,399,780   $ 5,855,230   $22,305,122   $10,400,456
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                          ALGER AMERICAN                  CALVERT
                                                               SMALL                      SOCIAL
                                                         CAPITALIZATION--                BALANCED
                                                          CLASS S SHARES                 PORTFOLIO
                                                     -------------------------   -------------------------
                                                        2006          2005          2006          2005
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (225,344)  $   (73,911)  $    35,017   $    14,088
    Net realized gain (loss) on investments........      111,693        52,799        37,227        11,761
    Realized gain distribution received............           --            --        62,320            --
    Change in unrealized appreciation
      (depreciation) on investments................    2,706,749       981,204        75,914        49,572
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    2,593,098       960,092       210,478        75,421
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    8,934,797     3,697,721       899,362       771,266
    Policyowners' surrenders.......................     (371,536)      (62,402)      (26,938)      (37,463)
    Policyowners' annuity and death benefits.......         (267)       (2,425)       (1,564)       (3,762)
    Net transfers from (to) Fixed Account..........    2,961,088     1,072,766       542,511       622,868
    Transfers between Investment Divisions.........       89,750       322,295      (150,083)     (195,355)
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........   11,613,832     5,027,955     1,263,288     1,157,554
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........   14,206,930     5,988,047     1,473,766     1,232,975
NET ASSETS:
    Beginning of period............................    9,424,083     3,436,036     2,174,436       941,461
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $23,631,013   $ 9,424,083   $ 3,648,202   $ 2,174,436
                                                     ===========   ===========   ===========   ===========

                                                            FIDELITY(R)                 JANUS ASPEN
                                                                VIP                       SERIES
                                                             MID CAP--                  BALANCED--
                                                          SERVICE CLASS 2             SERVICE SHARES
                                                     -------------------------   -------------------------
                                                        2006          2005          2006          2005
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (375,652)  $  (167,981)  $    94,102   $    82,392
    Net realized gain (loss) on investments........      110,922        88,109       105,532        18,260
    Realized gain distribution received............    2,932,967       130,918            --            --
    Change in unrealized appreciation
      (depreciation) on investments................      357,481     2,392,224     1,039,899       476,341
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    3,025,718     2,443,270     1,239,533       576,993
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............   11,507,553     7,875,943     3,462,999     3,102,922
    Policyowners' surrenders.......................     (976,865)     (265,149)     (500,142)     (407,032)
    Policyowners' annuity and death benefits.......     (106,328)      (16,322)      (12,023)      (16,144)
    Net transfers from (to) Fixed Account..........    5,261,628     4,226,737     2,070,061     2,561,919
    Transfers between Investment Divisions.........      (86,905)    1,115,675       271,214       169,559
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........   15,599,083    12,936,884     5,292,109     5,411,224
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........   18,624,801    15,380,154     6,531,642     5,988,217
NET ASSETS:
    Beginning of period............................   21,881,955     6,501,801    10,828,812     4,840,595
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $40,506,756   $21,881,955   $17,360,454   $10,828,812
                                                     ===========   ===========   ===========   ===========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

            COLUMBIA
            SMALL CAP                  DREYFUS IP                  FIDELITY(R)                 FIDELITY(R)
           VALUE FUND,                 TECHNOLOGY                      VIP                         VIP
            VARIABLE                    GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--
         SERIES--CLASS B             SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -------------------------------------------------------------------------------------------------------------
    $   (93,013)  $   (28,929)  $   (91,479)  $   (52,420)  $  (179,276)  $  (257,248)  $   411,359   $   (37,885)
         60,472           115        34,303       (45,365)       17,349        33,321        19,190        52,450
        276,709         5,357            --            --     6,224,024         2,236     3,232,240       264,795
      1,080,679       201,057       251,747       237,724      (261,221)    3,680,914       586,844       356,838
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,324,847       177,600       194,571       139,939     5,800,876     3,459,223     4,249,633       636,198
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      4,765,899     2,396,865     1,531,960       923,236    27,971,431    13,413,919    10,736,824     5,784,618
       (184,748)      (16,802)     (141,348)      (47,995)   (1,393,286)     (367,541)     (548,536)     (199,175)
        (22,953)       (3,851)       (5,523)      (11,785)     (166,518)      (48,890)      (97,789)      (21,301)
      2,217,484     1,485,065       893,380       851,842    12,398,234     7,291,020     3,766,767     3,428,508
        756,019       264,125       (26,222)     (298,404)    2,393,301     2,651,411     1,394,101      (268,143)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      7,531,701     4,125,402     2,252,247     1,416,894    41,203,162    22,939,919    15,251,367     8,724,507
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      8,856,548     4,303,002     2,446,818     1,556,833    47,004,038    26,399,142    19,501,000     9,360,705
      4,510,213       207,211     4,846,307     3,289,474    36,377,240     9,978,098    15,968,789     6,608,084
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $13,366,761   $ 4,510,213   $ 7,293,125   $ 4,846,307   $83,381,278   $36,377,240   $35,469,789   $15,968,789
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

           JANUS ASPEN
             SERIES                                                                              MFS(R)
            WORLDWIDE               MFS(R) INVESTORS                 MFS(R)                     UTILITIES
            GROWTH--                 TRUST SERIES--             RESEARCH SERIES--               SERIES--
         SERVICE SHARES               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -------------------------------------------------------------------------------------------------------------
    $    16,338   $       502   $   (16,237)  $    (8,414)  $   (24,726)  $   (11,819)  $    90,252   $  (122,754)
         35,500         1,742        51,264         7,437        56,390         6,241       127,715        87,518
             --            --            --            --            --            --     1,371,823            --
        875,855       184,949       121,553        54,592       165,380        91,688    10,522,181     1,588,228
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        927,693       187,193       156,580        53,615       197,044        86,110    12,111,971     1,552,992
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,567,886     1,347,284       284,743       299,467       569,486       677,284    21,527,887    10,938,927
       (158,251)      (42,872)      (90,132)       (1,311)      (75,650)      (15,743)   (1,315,108)     (163,581)
         (1,582)      (36,983)      (10,349)           --            --            --      (112,132)       (7,948)
        850,908       626,960        92,408       210,320       311,305       255,717     9,744,300     7,407,446
       (114,448)       13,361        60,501         4,313       (91,976)       28,041     2,797,522     2,217,799
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,144,513     1,907,750       337,171       512,789       713,165       945,299    32,642,469    20,392,643
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      3,072,206     2,094,943       493,751       566,404       910,209     1,031,409    44,754,440    21,945,635
      4,185,365     2,090,422     1,145,047       578,643     1,663,711       632,302    24,083,220     2,137,585
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $ 7,257,571   $ 4,185,365   $ 1,638,798   $ 1,145,047   $ 2,573,920   $ 1,663,711   $68,837,660   $24,083,220
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                             NEUBERGER
                                                              BERMAN                  ROYCE MICRO-CAP
                                                            AMT MID-CAP                 PORTFOLIO--
                                                          GROWTH--CLASS S            INVESTMENT CLASS
                                                     -------------------------   -------------------------
                                                        2006          2005          2006         2005(A)
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (49,311)  $   (14,325)  $   (89,764)  $      (210)
    Net realized gain (loss) on investments........       79,970        11,708        48,250         2,639
    Realized gain distribution received............           --            --       774,351        20,184
    Change in unrealized appreciation
      (depreciation) on investments................      363,618       163,072       545,005        80,255
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................      394,277       160,455     1,277,842       102,868
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    2,405,320       732,431     8,616,002       970,466
    Policyowners' surrenders.......................      (60,404)      (16,830)     (177,221)       (1,964)
    Policyowners' annuity and death benefits.......      (11,649)           --       (43,760)           --
    Net transfers from (to) Fixed Account..........      863,352       392,307     2,693,311       377,595
    Transfers between Investment Divisions.........      227,990        38,458     2,363,699       231,027
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........    3,424,609     1,146,366    13,452,031     1,577,124
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........    3,818,886     1,306,821    14,729,873     1,679,992
NET ASSETS:
    Beginning of period............................    1,825,576       518,755     1,679,992            --
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $ 5,644,462   $ 1,825,576   $16,409,865   $ 1,679,992
                                                     ===========   ===========   ===========   ===========

                                                              VAN ECK                   VAN KAMPEN
                                                             WORLDWIDE                      UIF
                                                               HARD                  EMERGING MARKETS
                                                              ASSETS                 EQUITY--CLASS II
                                                     -------------------------   -------------------------
                                                        2006          2005          2006          2005
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (484,763)  $  (101,587)  $  (117,313)  $   (45,876)
    Net realized gain (loss) on investments........      344,329        53,707       273,351        23,685
    Realized gain distribution received............    1,366,941            --       549,964            --
    Change in unrealized appreciation
      (depreciation) on investments................    5,709,039     4,010,331     6,736,671     1,776,071
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    6,935,546     3,962,451     7,442,673     1,753,880
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............   23,019,833     8,169,883    14,929,489     4,106,987
    Policyowners' surrenders.......................   (1,086,521)     (166,103)     (345,434)      (74,051)
    Policyowners' annuity and death benefits.......     (155,585)       (2,464)      (24,614)       (2,273)
    Net transfers from (to) Fixed Account..........    8,677,967     3,902,748     4,896,079     1,289,325
    Transfers between Investment Divisions.........      659,257     2,151,672     1,289,413       777,594
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........   31,114,951    14,055,736    20,744,933     6,097,582
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........   38,050,497    18,018,187    28,187,606     7,851,462
NET ASSETS:
    Beginning of period............................   20,302,838     2,284,651    10,359,724     2,508,262
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $58,353,335   $20,302,838   $38,547,330   $10,359,724
                                                     ===========   ===========   ===========   ===========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          ROYCE SMALL-CAP                    T. ROWE PRICE
            PORTFOLIO--                      EQUITY INCOME
          INVESTMENT CLASS                   PORTFOLIO--II
    ----------------------------      ----------------------------
       2006            2005(A)           2006             2005
    --------------------------------------------------------------
    $  (105,901)     $   (12,141)     $    (5,531)     $    33,790
         37,982            2,681           51,016            3,946
        550,799           24,771        1,254,672        1,141,236
        540,991           30,776        4,799,970         (578,707)
    -----------      -----------      -----------      -----------
      1,023,871           46,087        6,100,127          600,265
    -----------      -----------      -----------      -----------
      7,039,602        1,726,652       12,259,925        8,198,627
       (260,481)          (3,984)      (1,270,816)        (348,847)
         (1,641)              --         (160,887)          (8,478)
      2,047,686          620,418        5,819,333        7,272,770
        202,111          532,804          324,397        1,158,199
    -----------      -----------      -----------      -----------
      9,027,277        2,875,890       16,971,952       16,272,271
    -----------      -----------      -----------      -----------
     10,051,148        2,921,977       23,072,079       16,872,536
      2,921,977               --       27,349,545       10,477,009
    -----------      -----------      -----------      -----------
    $12,973,125      $ 2,921,977      $50,421,624      $27,349,545
    ===========      ===========      ===========      ===========

              VICTORY
                VIF
        DIVERSIFIED STOCK--
           CLASS A SHARES
    ----------------------------
       2006             2005
    ----------------------------
    $   (41,385)     $   (20,533)
         58,857           33,267
        106,457               --
        342,920          135,120
    -----------      -----------
        466,849          147,854
    -----------      -----------
      1,142,550          525,678
       (123,257)         (35,615)
        (13,025)              --
        999,061          890,916
         83,352          115,848
    -----------      -----------
      2,088,681        1,496,827
    -----------      -----------
      2,555,530        1,644,681
      2,453,429          808,748
    -----------      -----------
    $ 5,008,959      $ 2,453,429
    ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and LifeStages(R) Longevity Benefit Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Lord, Abbett & Company LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC ("ICAP"), a wholly-owned subsidiary of NYLIM Holdings, became an interim sub-adviser, having replaced The Dreyfus Corporation. At a special meeting of shareholders held on September 28, 2006, a new subadvisory agreement between NYLIM and ICAP was approved.

    The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(1)
MainStay VP Income & Growth--Service Class
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly MainStay VP Basic Value--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

    The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2006, the investments of Separate Account-IV are as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                          BALANCED--          BOND--        APPRECIATION--         CASH
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Number of shares......................        2,883             1,431               377            18,426
Identified cost.......................      $30,852           $19,165           $ 8,179           $18,425


                                          MAINSTAY VP
                                          HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
                                            BOND--           EQUITY--          GROWTH--          EQUITY--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Number of shares......................        7,973               735               608             2,912
Identified cost.......................      $79,196           $ 8,750           $ 7,191           $44,890

  Investment activity for the year ended December 31, 2006, was as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                          BALANCED--          BOND--        APPRECIATION--         CASH
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Purchases.............................      $20,206           $ 6,055           $ 2,876           $23,445
Proceeds from sales...................        2,865               948               973            15,220


                                          MAINSTAY VP
                                          HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
                                            BOND--           EQUITY--          GROWTH--          EQUITY--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Purchases.............................      $30,207           $ 4,906           $ 2,926           $26,473
Proceeds from sales...................          889               287               704               518

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------


      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
        STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
            447             1,193             1,697               736             3,788             1,226             2,392
        $ 9,637           $12,355           $19,498           $ 7,301           $37,419           $13,109           $24,857


                                                                                                MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
       GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
            731             1,977             2,660             2,650             2,670             4,200             1,718
        $ 8,362           $27,581           $33,391           $32,971           $27,558           $43,976           $42,505


      MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        COMMON          CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH
        STOCK--         ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--          GOVERNMENT        ALLOCATION--
     SERVICE CLASS    SERVICE CLASS(A)    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)
    -----------------------------------------------------------------------------------------------------------------------------
        $ 4,722           $12,390            $ 7,096           $ 4,075           $32,619           $ 5,055           $25,229
            296                36                788               919             4,579               693               379


                                                                                                 MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP          MODERATE         MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           MODERATE            GROWTH            S&P 500
       GROWTH--           CORE--           GROWTH--           VALUE--         ALLOCATION--       ALLOCATION--         INDEX--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)   SERVICE CLASS(A)    SERVICE CLASS
    -----------------------------------------------------------------------------------------------------------------------------
        $ 5,619           $13,277           $14,933           $11,080           $28,126            $44,810            $15,536
            344               745             1,091             1,158               596                855              1,381

--------------------------------------------------------------------------------


                                                                                                   ALGER
                                          MAINSTAY VP       MAINSTAY VP                           AMERICAN
                                           SMALL CAP           TOTAL          MAINSTAY VP          SMALL
                                           GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                        ----------------------------------------------------------------------
Number of shares......................        1,552               449             1,107               838
Identified cost.......................      $16,700           $ 7,626           $19,438           $19,503


                                          JANUS ASPEN
                                            SERIES            MFS(R)            MFS(R)            MFS(R)
                                           WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                                           GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                                        SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Number of shares......................          225                76               143             2,367
Identified cost.......................      $ 6,071           $ 1,413           $ 2,246           $56,362


                                                                                                   ALGER
                                          MAINSTAY VP       MAINSTAY VP                           AMERICAN
                                           SMALL CAP           TOTAL          MAINSTAY VP          SMALL
                                           GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                        ----------------------------------------------------------------------
Purchases.............................      $ 5,460           $ 2,421           $10,439           $11,772
Proceeds from sales...................          681               367               870               407


                                          JANUS ASPEN
                                            SERIES            MFS(R)            MFS(R)            MFS(R)
                                           WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                                           GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                                        SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Purchases.............................      $ 2,547           $   574           $   987           $34,548
Proceeds from sales...................          408               253               309               423

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------


                          COLUMBIA                                              FIDELITY(R)
        CALVERT           SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN
        SOCIAL           VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP             SERIES
       BALANCED       VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--
       PORTFOLIO           CLASS B        SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    -----------------------------------------------------------------------------------------------------------------------------
          1,794                646                784             2,670             1,367             1,180               602
        $ 3,479            $12,031            $ 6,665           $78,728           $33,900           $36,734           $15,620


                                                                                                  VAN KAMPEN
       NEUBERGER                                                T. ROWE                               UIF             VICTORY
      BERMAN AMT           ROYCE              ROYCE              PRICE                             EMERGING             VIF
        MID-CAP          MICRO-CAP          SMALL-CAP           EQUITY            VAN ECK           MARKETS         DIVERSIFIED
       GROWTH--         PORTFOLIO--        PORTFOLIO--          INCOME           WORLDWIDE         EQUITY--           STOCK--
        CLASS S       INVESTMENT CLASS   INVESTMENT CLASS    PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
    -----------------------------------------------------------------------------------------------------------------------------
            244             1,131              1,210              2,026             1,778             1,966               381
        $ 5,057           $15,667            $12,342            $45,290           $48,210           $29,465           $ 4,475


                          COLUMBIA                                              FIDELITY(R)
        CALVERT           SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN
        SOCIAL           VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP             SERIES
       BALANCED       VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--
       PORTFOLIO           CLASS B        SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    -----------------------------------------------------------------------------------------------------------------------------
        $ 1,677            $ 8,129            $ 2,768           $47,235           $19,057           $18,558           $ 6,219
            319                413                597                53               204               450               819


                                                                                                  VAN KAMPEN
       NEUBERGER                                                T. ROWE                               UIF             VICTORY
      BERMAN AMT           ROYCE              ROYCE              PRICE                             EMERGING             VIF
        MID-CAP          MICRO-CAP          SMALL-CAP           EQUITY            VAN ECK           MARKETS         DIVERSIFIED
       GROWTH--         PORTFOLIO--        PORTFOLIO--          INCOME           WORLDWIDE         EQUITY--           STOCK--
        CLASS S       INVESTMENT CLASS   INVESTMENT CLASS    PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
    -----------------------------------------------------------------------------------------------------------------------------
        $ 3,680           $14,243            $ 9,797            $18,559           $32,679           $21,847           $ 2,534
            289               190                345                352               694               667               373

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity and LifeStages(R) Longevity Benefit Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity and 1.35% for LifeStages(R) Longevity Benefit Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

    In addition, LifeStages(R) Longevity Benefit Variable Annuity policies are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                  MAINSTAY VP                          MAINSTAY VP
                                MAINSTAY VP      MAINSTAY VP        CAPITAL          MAINSTAY VP         COMMON
                                BALANCED--         BOND--       APPRECIATION--          CASH             STOCK--
                               SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       MANAGEMENT       SERVICE CLASS
                              ---------------   -------------   ---------------   -----------------   -------------
                              2006    2005(B)   2006    2005     2006     2005     2006      2005     2006    2005
                              -------------------------------------------------------------------------------------
Units issued................  1,826    1,293     567     639     220      202      25,630    18,762    316     235
Units redeemed..............  (315)      (11)   (112)    (38)    (69)     (60)    (18,484)  (13,372)   (22)    (11)
                              -----    -----    ----     ---     ---      ---     -------   -------    ---     ---
  Net increase (decrease)...  1,511    1,282     455     601     151      142       7,146     5,390    294     224
                              =====    =====    ====     ===     ===      ===     =======   =======    ===     ===

                               MAINSTAY VP
                               HIGH YIELD      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                CORPORATE      ICAP SELECT       INCOME &      INTERNATIONAL      LARGE CAP
                                 BOND--          EQUITY--        GROWTH--         EQUITY--         GROWTH--
                              SERVICE CLASS   SERVICE CLASS    SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                              -------------   --------------   -------------   --------------   --------------
                              2006    2005     2006    2005    2006    2005     2006    2005     2006    2005
                              --------------------------------------------------------------------------------
Units issued................  2,466   2,515     348     151     220     258    1,608     904      497     153
Units redeemed..............  (320)   (399)     (20)    (16)    (61)    (13)     (91)    (29)     (16)    (32)
                              -----   -----   -----     ---     ---     ---    -----     ---    -----     ---
  Net increase (decrease)     2,146   2,116     328     135     159     245    1,517     875      481     121
                              =====   =====   =====     ===     ===     ===    =====     ===    =====     ===

                                                                                     ALGER
                                                                                   AMERICAN
                               MAINSTAY VP      MAINSTAY VP                          SMALL
                                SMALL CAP          TOTAL        MAINSTAY VP    CAPITALIZATION--    CALVERT SOCIAL
                                 GROWTH--        RETURN--         VALUE--           CLASS S           BALANCED
                              SERVICE CLASS    SERVICE CLASS   SERVICE CLASS        SHARES            PORTFOLIO
                              --------------   -------------   -------------   -----------------   ---------------
                              2006    2005     2006    2005    2006    2005     2006      2005      2006     2005
                              ------------------------------------------------------------------------------------
Units issued................  441      472      193     214     671     364       718       364      118      122
Units redeemed..............  (94)     (25)     (40)    (38)    (43)    (28)      (35)      (10)     (18)     (23)
                              ---      ---      ---     ---     ---     ---       ---       ---      ---      ---
  Net increase (decrease)...  347      447      153     176     628     336       683       354      100       99
                              ===      ===      ===     ===     ===     ===       ===       ===      ===      ===

                               JANUS ASPEN                                                        NEUBERGER
                                  SERIES           MFS(R)           MFS(R)          MFS(R)       BERMAN AMT
                                WORLDWIDE         INVESTORS        RESEARCH        UTILITIES       MID-CAP
                                 GROWTH--      TRUST SERIES--      SERIES--        SERIES--       GROWTH--
                              SERVICE SHARES    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS     CLASS S
                              --------------   ---------------   -------------   -------------   -----------
                              2006    2005      2006     2005    2006    2005    2006    2005    2006   2005
                              ------------------------------------------------------------------------------
Units issued................  193      178       33       43       65     76     1,978   1,418   242     92
Units redeemed..............  (28)     (11)      (9)      (1)     (15)    (2)    (115)    (22)    (9)    (3)
                              ---      ---       --       --      ---     --     -----   -----   ---     --
  Net increase (decrease)...  165      167       24       42       50     74     1,863   1,396   233     89
                              ===      ===       ==       ==      ===     ==     =====   =====   ===     ==

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

     MAINSTAY VP                         MAINSTAY VP      MAINSTAY VP                      MAINSTAY VP
    CONSERVATIVE       MAINSTAY VP       DEVELOPING        FLOATING        MAINSTAY VP       GROWTH
    ALLOCATION--      CONVERTIBLE--       GROWTH--          RATE--        GOVERNMENT--    ALLOCATION--
    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
    -------------   -----------------   -------------   ---------------   -------------   -------------
       2006(C)       2006      2005     2006    2005    2006    2005(A)   2006    2005       2006(C)
    ---------------------------------------------------------------------------------------------------
        1,211         539       500      258     134    2,705     932      446     419        2,447
           (4)        (80)      (62)     (32)     (7)   (146)      (6)     (49)    (20)         (55)
        -----         ---       ---      ---     ---    -----     ---      ---     ---        -----
        1,207         459       438      226     127    2,559     926      397     399        2,392
        =====         ===       ===      ===     ===    =====     ===      ===     ===        =====

                                                                           MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP         MODERATE         MAINSTAY VP
       MID CAP          MID CAP          MID CAP          MODERATE           GROWTH            S&P 500
        CORE--          GROWTH--         VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    --------------   --------------   --------------   --------------   -----------------   -------------
    2006    2005     2006    2005     2006     2005       2006(C)            2006(C)        2006    2005
    -----------------------------------------------------------------------------------------------------
    866      654     985      818      882    1,090        2,731              4,281         1,261   1,235
    (101)    (19)    (216)    (38)    (244)     (37)         (30)               (19)        (225)     (73)
    ----     ---     ----     ---     ----    -----        -----              -----         -----   -----
    765      635     769      780      638    1,053        2,701              4,262         1,036   1,162
    ====     ===     ====     ===     ====    =====        =====              =====         =====   =====

                                                            FIDELITY(R)
     COLUMBIA SMALL      DREYFUS IP       FIDELITY(R)           VIP                               JANUS ASPEN
    CAP VALUE FUND,      TECHNOLOGY           VIP             EQUITY-        FIDELITY(R) VIP        SERIES
        VARIABLE          GROWTH--      CONTRAFUND(R)--       INCOME--          MID CAP--         BALANCED--
    SERIES--CLASS B    SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES
    ----------------   --------------   ---------------   ----------------   ----------------   ---------------
    2006      2005     2006    2005      2006     2005     2006      2005    2006      2005      2006     2005
    -----------------------------------------------------------------------------------------------------------
     647      396      209      163     2,732    1,697     1,135      753     913      861        450      496
     (28)      (5)     (22)     (40)     (151)     (50)      (70)     (53)    (86)     (30)       (54)     (45)
     ---      ---      ---      ---     -----    -----     -----      ---     ---      ---        ---      ---
     619      391      187      123     2,581    1,647     1,065      700     827      831        396      451
     ===      ===      ===      ===     =====    =====     =====      ===     ===      ===        ===      ===

                                                                           VAN KAMPEN
                                                                              UIF             VICTORY
                                                            VAN ECK         EMERGING            VIF
    ROYCE MICRO-CAP    ROYCE SMALL-CAP    T. ROWE PRICE    WORLDWIDE        MARKETS         DIVERSIFIED
      PORTFOLIO--        PORTFOLIO--      EQUITY INCOME       HARD          EQUITY--          STOCK--
    INVESTMENT CLASS   INVESTMENT CLASS   PORTFOLIO--II      ASSETS         CLASS II      CLASS A SHARES
    ----------------   ----------------   -------------   ------------   --------------   ---------------
    2006    2005(A)    2006    2005(A)    2006    2005    2006    2005   2006    2005      2006     2005
    -----------------------------------------------------------------------------------------------------
     988      135       765      256      1,270   1,268   1,313   794    948      361       177      133
     (24)      (1)      (30)      (1)     (134)    (46)    (70)   (15)   (29)      (8)      (15)      (5)
     ---      ---       ---      ---      -----   -----   -----   ---    ---      ---       ---      ---
     964      134       735      255      1,136   1,222   1,243   779    919      353       162      128
     ===      ===       ===      ===      =====   =====   =====   ===    ===      ===       ===      ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2006, 2005, 2004, and 2003:


                                          MAINSTAY VP                   MAINSTAY VP
                                          BALANCED--                      BOND--
                                         SERVICE CLASS                 SERVICE CLASS
                                       -----------------   -------------------------------------
                                        2006      2005      2006      2005      2004      2003
                                       ---------------------------------------------------------
Net Assets...........................  $32,449   $13,598   $19,422   $13,750   $ 7,140   $   661
Units Outstanding....................    2,793     1,282     1,734     1,279       678        65
Variable Accumulation Unit Value.....  $ 11.58   $ 10.49   $ 11.18   $ 10.72   $ 10.53   $ 10.14
Total Return.........................    10.4%      4.9%      4.3%      1.9%      3.8%      1.4%
Investment Income Ratio..............     2.3%      2.4%      1.2%      3.9%      5.9%     24.1%


                                                    MAINSTAY VP                             MAINSTAY VP
                                                   CONVERTIBLE--                        DEVELOPING GROWTH--
                                                   SERVICE CLASS                           SERVICE CLASS
                                       -------------------------------------   -------------------------------------
                                        2006      2005      2004      2003      2006      2005      2004      2003
                                       -----------------------------------------------------------------------------
Net Assets...........................  $21,580   $13,997   $ 8,095   $   993   $ 8,389   $ 4,573   $ 2,618   $   192
Units Outstanding....................    1,601     1,142       704        91       582       356       229        18
Variable Accumulation Unit Value.....  $ 13.47   $ 12.23   $ 11.50   $ 10.87   $ 14.36   $ 12.78   $ 11.44   $ 10.83
Total Return.........................    10.1%      6.3%      5.9%      8.7%     12.4%     11.7%      5.6%      8.3%
Investment Income Ratio..............     2.6%      1.7%      3.1%     14.8%        --        --        --        --


                                                    MAINSTAY VP                             MAINSTAY VP
                                               ICAP SELECT EQUITY--                      INCOME & GROWTH--
                                                   SERVICE CLASS                           SERVICE CLASS
                                       -------------------------------------   -------------------------------------
                                        2006      2005      2004      2003      2006      2005      2004      2003
                                       -----------------------------------------------------------------------------
Net Assets...........................  $10,141   $ 4,386   $ 2,549   $   310   $ 8,263   $ 5,074   $ 1,904   $   134
Units Outstanding....................      678       350       215        29       562       403       158        13
Variable Accumulation Unit Value.....  $ 14.86   $ 12.49   $ 11.87   $ 10.69   $ 14.68   $ 12.60   $ 12.06   $ 10.73
Total Return.........................    19.0%      5.2%     11.1%      6.9%     16.6%      4.5%     12.4%      7.3%
Investment Income Ratio..............     0.2%      0.9%      1.3%      4.9%      0.5%      1.4%      3.5%      7.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                 MAINSTAY VP                                                                     MAINSTAY VP
           CAPITAL APPRECIATION--                        MAINSTAY VP                           COMMON STOCK--
                SERVICE CLASS                          CASH MANAGEMENT                          SERVICE CLASS
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $ 9,114   $ 6,867   $ 4,718   $   653   $18,765   $10,281   $ 4,517   $ 1,048   $10,931   $ 5,553   $ 2,375   $   321
        704       553       411        59    17,010     9,864     4,474     1,047       710       416       192        29
    $ 12.94   $ 12.43   $ 11.49   $ 11.06   $  1.09   $  1.04   $  1.01   $  1.00   $ 15.39   $ 13.25   $ 12.34   $ 11.15
       4.2%      8.1%      3.9%     10.6%      4.6%      3.0%      0.8%      0.1%     16.2%      7.4%     10.6%     11.5%
       0.2%        --      0.1%      0.9%      4.4%      3.0%      0.9%      0.4%      0.5%      1.2%      2.0%      6.3%

      MAINSTAY VP
     CONSERVATIVE
     ALLOCATION--
     SERVICE CLASS
     -------------
         2006
     -------------
        $12,984
          1,207
        $ 10.67
           6.7%
           2.6%

                                                                 MAINSTAY VP                 MAINSTAY VP
       MAINSTAY VP                   MAINSTAY VP                   GROWTH                    HIGH YIELD
     FLOATING RATE--                GOVERNMENT--                ALLOCATION--              CORPORATE BOND--
      SERVICE CLASS                 SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -----------------   -------------------------------------   -------------   -------------------------------------
     2006      2005      2006      2005      2004      2003         2006         2006      2005      2004      2003
    -----------------------------------------------------------------------------------------------------------------
    $37,645   $ 9,509   $13,260   $ 8,578   $ 4,236   $   378      $27,267      $84,029   $48,692   $21,542   $ 2,970
      3,485       926     1,204       807       408        38        2,392        6,045     3,899     1,783       276
    $ 10.77   $ 10.19   $ 11.01   $ 10.60   $ 10.39   $ 10.08      $ 11.22      $ 13.86   $ 12.40   $ 12.08   $ 10.74
       5.7%      1.9%      3.8%      2.1%      3.1%      0.8%        12.2%        11.8%      2.7%     12.5%      7.4%
       5.8%      4.2%      1.0%      4.0%      6.8%     24.9%         1.5%         2.2%      7.7%     12.0%     42.9%

                                                         MAINSTAY VP                             MAINSTAY VP
                 MAINSTAY VP                              LARGE CAP                                MID CAP
           INTERNATIONAL EQUITY--                         GROWTH--                                 CORE--
                SERVICE CLASS                           SERVICE CLASS                           SERVICE CLASS
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $54,334   $19,738   $ 6,482   $   542   $ 9,060   $ 3,383   $ 1,927   $   320   $30,960   $15,476   $ 4,966   $   482
      2,878     1,361       486        48       790       309       188        30     1,780     1,015       380        45
    $ 18.82   $ 14.36   $ 13.33   $ 11.39   $ 11.41   $ 10.67   $ 10.25   $ 10.52   $ 17.31   $ 15.10   $ 13.06   $ 10.72
      31.0%      7.7%     17.1%     13.9%      7.0%      4.1%     (2.6%)     5.2%     14.7%     15.6%     21.9%      7.2%
       0.3%      2.3%      1.5%     12.1%        --        --      0.1%      0.8%        --      0.6%      0.6%      2.4%

                  MAINSTAY VP
                    MID CAP
                   GROWTH--
                 SERVICE CLASS
     -------------------------------------
      2006      2005      2004      2003
     -------------------------------------
     $38,503   $23,016   $ 8,646   $ 1,001
       2,170     1,401       621        88
     $ 17.72   $ 16.26   $ 13.92   $ 11.38
        9.0%     16.8%     22.3%     13.8%
          --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                                MAINSTAY VP
                                                    MAINSTAY VP                 MAINSTAY VP      MODERATE
                                                      MID CAP                    MODERATE         GROWTH
                                                      VALUE--                  ALLOCATION--    ALLOCATION--
                                                   SERVICE CLASS               SERVICE CLASS   SERVICE CLASS
                                       -------------------------------------   -------------   -------------
                                        2006      2005      2004      2003         2006            2006
                                       ---------------------------------------------------------------------
Net Assets...........................  $36,644   $23,329   $ 8,089   $   731      $29,581         $47,438
Units Outstanding....................    2,301     1,663       610        65        2,701           4,262
Variable Accumulation Unit Value.....  $ 15.90   $ 13.98   $ 13.26   $ 11.31      $ 10.84         $ 11.01
Total Return.........................    13.8%      5.4%     17.2%     13.1%         8.4%           10.1%
Investment Income Ratio..............       --      0.8%      1.3%      5.7%         2.0%            2.0%

                                                                                              CALVERT
                                                  ALGER AMERICAN                              SOCIAL
                                              SMALL CAPITALIZATION--                         BALANCED
                                                  CLASS S SHARES                             PORTFOLIO
                                       -------------------------------------   -------------------------------------
                                        2006      2005      2004      2003      2006      2005      2004      2003
                                       -----------------------------------------------------------------------------
Net Assets...........................  $23,631   $ 9,424   $ 3,436   $   176   $ 3,648   $ 2,174   $   941   $    29
Units Outstanding....................    1,302       619       265        16       283       183        84         3
Variable Accumulation Unit Value.....  $ 18.08   $ 15.10   $ 12.95   $ 11.14   $ 12.86   $ 11.83   $ 11.19   $ 10.34
Total Return.........................    19.7%     16.6%     16.3%     11.4%      8.8%      5.7%      8.3%      3.4%
Investment Income Ratio..............       --        --        --        --      2.8%      2.3%      3.2%     13.0%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                 MAINSTAY VP                             MAINSTAY VP
                   S&P 500                                SMALL CAP                              MAINSTAY VP
                   INDEX--                                GROWTH--                             TOTAL RETURN--
                SERVICE CLASS                           SERVICE CLASS                           SERVICE CLASS
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $49,694   $29,950   $14,415   $ 1,224   $18,253   $12,811   $ 6,538   $   745   $ 8,400   $ 5,855   $ 3,517   $   398
      3,378     2,342     1,180       110     1,313       966       519        64       640       487       311        37
    $ 14.69   $ 12.76   $ 12.21   $ 11.08   $ 13.88   $ 13.09   $ 12.61   $ 11.55   $ 13.13   $ 12.02   $ 11.32   $ 10.67
      15.2%      4.5%     10.2%     10.8%      6.1%      3.8%      9.1%     15.5%      9.2%      6.2%      6.1%      6.7%
       0.4%      1.4%      2.6%      9.1%        --        --        --        --      0.5%      1.7%      2.7%     13.8%


                  MAINSTAY VP
                    VALUE--
                 SERVICE CLASS
     -------------------------------------
      2006      2005      2004      2003
     -------------------------------------
     $22,305   $10,400   $ 5,599   $   469
       1,409       781       445        41
     $ 15.80   $ 13.32   $ 12.57   $ 11.33
       18.6%      6.0%     11.0%     13.3%
        0.3%      1.3%      1.7%     10.8%

             COLUMBIA
             SMALL CAP                         DREYFUS IP
            VALUE FUND,                        TECHNOLOGY                            FIDELITY(R) VIP
         VARIABLE SERIES--                      GROWTH--                             CONTRAFUND(R)--
              CLASS B                        SERVICE SHARES                          SERVICE CLASS 2
    ---------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2006      2005      2004      2003      2006      2005      2004      2003
    -----------------------------------------------------------------------------------------------------------
    $13,367   $ 4,510   $  207    $ 7,293   $ 4,846   $ 3,289   $   575   $83,381   $36,377   $ 9,978   $   667
      1,030       411       20        603       416       293        51     5,010     2,429       782        60
    $ 12.93   $ 10.83   $10.27    $ 12.07   $ 11.60   $ 11.21   $ 11.18   $ 16.58   $ 14.88   $ 12.76   $ 11.08
      19.4%      5.5%     2.7%       4.0%      3.5%      0.2%     11.8%     11.4%     16.6%     15.2%     10.8%
       0.4%        --     3.3%         --        --        --        --      1.1%      0.1%        --        --


                FIDELITY(R) VIP
                EQUITY-INCOME--
                SERVICE CLASS 2
     -------------------------------------
      2006      2005      2004      2003
     -------------------------------------
     $35,470   $15,969   $ 6,608   $   535
       2,312     1,247       547        49
     $ 15.30   $ 12.76   $ 12.09   $ 10.87
       19.9%      5.6%     11.2%      8.7%
        3.0%      1.0%      0.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                   FIDELITY(R)                             JANUS ASPEN
                                                       VIP                                   SERIES
                                                    MID CAP--                              BALANCED--
                                                 SERVICE CLASS 2                         SERVICE SHARES
                                      -------------------------------------   -------------------------------------
                                       2006      2005      2004      2003      2006      2005      2004      2003
                                      -----------------------------------------------------------------------------
Net Assets........................... $40,507   $21,882   $ 6,502   $   219   $17,360   $10,829   $ 4,841   $   460
Units Outstanding....................   2,108     1,281       450        19     1,267       871       420        43
Variable Accumulation Unit Value..... $ 19.17   $ 17.05   $ 14.45   $ 11.59   $ 13.70   $ 12.41   $ 11.52   $ 10.64
Total Return.........................   12.4%     18.0%     24.7%     15.9%     10.4%      7.7%      8.3%      6.4%
Investment Income Ratio..............    0.1%        --        --        --      2.1%      2.4%      3.3%      7.2%

                                                                          ROYCE               ROYCE
                                               NEUBERGER                MICRO-CAP           SMALL-CAP
                                              BERMAN AMT               PORTFOLIO--         PORTFOLIO--
                                           MID-CAP GROWTH--            INVESTMENT          INVESTMENT
                                                CLASS S                   CLASS               CLASS
                                      ---------------------------   -----------------   -----------------
                                       2006      2005      2004      2006      2005      2006      2005
                                      -------------------------------------------------------------------
Net Assets........................... $ 5,644   $ 1,826   $   519   $16,410   $ 1,680   $12,973   $ 2,922
Units Outstanding....................     366       133        44     1,098       134       990       255
Variable Accumulation Unit Value..... $ 15.38   $ 13.43   $ 11.84   $ 14.84   $ 12.26   $ 13.03   $ 11.30
Total Return.........................   14.5%     13.4%     18.4%     21.1%     22.6%     15.4%     13.0%
Investment Income Ratio..............      --        --        --      0.3%      1.3%      0.1%        --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                 JANUS ASPEN
                   SERIES
                  WORLDWIDE                           MFS(R) INVESTORS                             MFS(R)
                  GROWTH--                             TRUST SERIES--                         RESEARCH SERIES--
               SERVICE SHARES                           SERVICE CLASS                           SERVICE CLASS
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $ 7,258   $ 4,185   $ 2,090   $   125   $ 1,639   $ 1,145   $   579   $    19   $ 2,574   $ 1,664   $   632   $    36
        519       354       187        12       115        91        49         2       176       126        52         3
    $ 13.95   $ 11.83   $ 11.20   $ 10.72   $ 14.22   $ 12.61   $ 11.79   $ 10.61   $ 14.54   $ 13.20   $ 12.27   $ 10.61
      17.9%      5.6%      4.5%      7.2%     12.7%      7.0%     11.1%      6.1%     10.2%      7.6%     15.6%      6.1%
       1.7%      1.3%      1.3%      1.4%      0.2%      0.3%      0.2%        --      0.3%      0.3%      0.5%        --


               MFS(R)
         UTILITIES SERIES--
            SERVICE CLASS
     ---------------------------
      2006      2005      2004
     ---------------------------
     $68,838   $24,083   $ 2,138
       3,422     1,559       163
     $ 20.07   $ 15.32   $ 13.14
       31.0%     16.6%     31.4%
        1.5%      0.3%        --

                                                                                                 VAN KAMPEN
                T. ROWE PRICE                              VAN ECK                              UIF EMERGING
                EQUITY INCOME                             WORLDWIDE                           MARKETS EQUITY--
                PORTFOLIO--II                            HARD ASSETS                              CLASS II
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $50,422   $27,350   $10,477   $   684   $58,353   $20,303   $ 2,285   $    98   $38,547   $10,360   $ 2,508   $   127
      3,172     2,036       814        61     2,184       941       162         9     1,445       526       173        11
    $ 15.85   $ 13.35   $ 12.88   $ 11.24   $ 26.63   $ 21.39   $ 14.11   $ 11.38   $ 26.56   $ 19.37   $ 14.48   $ 11.77
      18.6%      3.7%     14.6%     12.4%     24.5%     51.7%     24.0%     13.8%     37.2%     33.8%     23.0%     17.7%
       1.4%      1.5%      1.6%      2.2%        --      0.1%      0.1%        --      0.7%      0.3%      0.6%        --


             VICTORY VIF
         DIVERSIFIED STOCK--
           CLASS A SHARES
     ---------------------------
      2006      2005      2004
     ---------------------------
     $ 5,009   $ 2,453   $   809
         362       200        72
     $ 13.80   $ 12.14   $ 11.17
       13.7%      8.7%     11.7%
        0.3%      0.1%      1.6%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-IV as of December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the funds, provide a reasonable basis for our opinion.

(/s/ PricewaterhouseCoopers LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2007

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